As filed with the Securities and Exchange Commission on April 16, 2001
-------------------------------------------------------------------------------

                                                    Registration  Nos. 333-60337
                                                                       811-08911

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       Post-Effective Amendment No. 5 /X/

                                       And

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                               Amendment No. 5 /X/

                   GLENBROOK LIFE SCUDDER VARIABLE ACCOUNT (A)
                           (Exact Name of Registrant)

                       Glenbrook Life and Annuity Company
                               (Name of Depositor)

                               Michael J. Velotta
                  Vice President, Secretary and General Counsel
                       Glenbrook Life and Annuity Company
                  3100 Sanders Road, Northbrook, Illinois 60062
                                 (847) 402-2400
            (Name, Address, and Telephone Number of Agent of Service)

                                   Copies to:
Anthony Poole, Esq.                          Richard T. Choi, Esq.
ALFS, Inc.                                   Foley & Lardner
3100 Sanders Road                            3000 K Street, NW  Suite 500
Northbrook, Illinois  60062                  Washington, D.C. 20007-5109

            Approximate Date of Proposed Public Offering: Continuous


It is proposed that this (check appropriate box) filing will become effective:

/ / Immediately upon filing pursuant to paragraph (b) of Rule 485
/X/ On May 1, 2001, pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1)of Rule 485
/ / On (date), pursuant to paragraph (a)(1) of Rule 485

Title of Securities Being Registered: Units of Interest in the Separate Account under flexible payment deferred variable annuity contracts.

                  Scudder Horizon Advantage Variable Annuity
                          Prospectus dated May 1, 2001

                      Individual and Group Flexible Premium
                       Deferred Variable Annuity Contracts
                                   offered by
                       Glenbrook Life and Annuity Company
                                     through
                  Glenbrook Life Scudder Variable Account (A)

This Prospectus describes the Scudder Horizon Advantage Variable Annuity Contract ("Contract"). To learn more about the Contract, you may want to read the Statement of Additional Information ("SAI"), dated May 1, 2001. For a free copy of the SAI, contact us at:

                                            Overnight Mailing Address:
Scudder Horizon Advantage                   Scudder Horizon Advantage
Customer Service Center                     Customer Service Center
P.O. Box 80469                              2940 S. 84th Street
Lincoln, NE 68501-0469                      Lincoln, NE 68506
(800) 242-4402 (Scudder Direct)
(800) 257-9576 (AARP Investment Program Members)

We have filed the SAI with the U.S. Securities and Exchange Commission ("SEC") and have incorporated it by reference into this prospectus. The SAI's table of contents appears at the end of this Prospectus.

The SEC maintains an Internet Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information. You may also read and copy any of these documents at the SEC's public reference room in Washington, D.C. Please call 1-800-SEC-0330 for further information on the operation of the public reference room.

The Contract has 11 investment alternatives: 2 fixed account options -- standard and Dollar Cost Averaging (both pay a guaranteed minimum rate of interest), and 9 sub-accounts of the Glenbrook Life Scudder Variable Account (A). Money you direct to a sub-account is invested in a single portfolio of the Scudder Variable Series I* or Scudder Variable Series II. The 9 Scudder portfolios we offer through the sub-accounts under this Contract are:

Scudder Variable Series I

o        Balanced Portfolio
o        Bond Portfolio
o        Capital Growth Portfolio
o        Global Discovery Portfolio
o        Growth and Income Portfolio
o        International Portfolio
o        Money Market Portfolio
o        21st Century Growth Portfolio

Scudder Variable Series II
o        Growth Portfolio**


* Effective May 1, 2001, Scudder Variable Life Investment Fund changed its name to Scudder Variable Series I.

** On May 1, 2001 the Large Company Growth Portfolio of the Scudder Variable Series I merged into the Growth Portfolio of the Scudder Variable Series II. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Fund.

Variable annuity contracts involve certain risks, including possible loss of principal.

o The investment performance of the portfolios in which the sub-accounts invest will vary.
o    We do not guarantee how any of the portfolios will perform.
o The Contract is not a deposit or obligation of any bank, and no bank endorses or guarantees the Contract.
o Neither the U.S. Government nor any federal agency insures your investment in the Contract.

Please read this Prospectus carefully before investing, and keep it for future reference. It contains important information about the Scudder Horizon Advantage Variable Annuity Contract.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The Contract is designed to aid you in long-term financial planning. It is available to individuals, as well as to certain group and individual retirement plans. You may also purchase the Contract for use as an Individual Retirement Annuity that qualifies for special federal income tax treatment ("IRA").

This Prospectus is valid only when accompanied by current prospectuses for the Scudder Variable Series I and Scudder Variable Series II.

TABLE OF CONTENTS

GLOSSARY.......................................................................1
HIGHLIGHTS.....................................................................2
     The Contract..............................................................2
     Right to Cancel...........................................................3
     How to Invest.............................................................3
     Investment Alternatives...................................................4
     Transfers Among Investment Alternatives...................................5
     Fees and Expenses.........................................................6
     Access to Your Money......................................................6
     Death Benefit.............................................................7
     Income Payments...........................................................7
     Inquiries.................................................................8
EXPENSE TABLE..................................................................9
   .....................
CALCULATION OF YIELD AND TOTAL RETURNS........................................12
     Yields and Standard Total Return.........................................12
     Other Performance Data...................................................12
GLENBROOK LIFE AND THE VARIABLE ACCOUNT.......................................14
     Glenbrook Life and Annuity Company.......................................14
     The Variable Account.....................................................15
THE FUNDS.....................................................................16
     Scudder Variable Series I................................................16
     Scudder Variable Series II...............................................
    Investment Adviser for the Funds..........................................18
THE FIXED ACCOUNT OPTIONS.....................................................18
     General Description......................................................18
     Standard Fixed Account Option............................................19
     The Dollar Cost Averaging Fixed Account Option...........................19
PURCHASING THE CONTRACT.......................................................20
     Purchasing the Contract..................................................20
     Right to Cancel..........................................................20
     Crediting Your First Purchase Payment....................................20
     Allocating Your Purchase Payments........................................21
     Accumulation Units.......................................................21
     Accumulation Unit Value..................................................21
TRANSFERS.....................................................................22
     Excessive Trading Limits.................................................22
     Telephone Transfers......................................................22
     Dollar Cost Averaging....................................................23
     Automatic Portfolio Rebalancing..........................................23
ACCESS TO YOUR MONEY..........................................................24
     Withdrawals..............................................................24
ANNUITY INCOME PAYMENTS.......................................................25
     Payout Start Date for Income Payments....................................25
     Variable Income Payments.................................................25
     Fixed Income Payments....................................................26
     Annuity Transfers........................................................26
     Income Plans.............................................................26
DEATH BENEFITS................................................................27
     Death Benefit Payment Provisions.........................................27
     Death Benefit Amount.....................................................28
     Enhanced Death Benefit Rider.............................................28
EXPENSES......................................................................29
     Deductions from Purchase Payments........................................29
     Withdrawal Charge........................................................29
     Contract Maintenance Charge..............................................29
     Administrative Expense Charge............................................30
     Mortality and Expense Risk Charge........................................30
     Taxes....................................................................30
     Transfer Charges.........................................................31
     Fund Expenses............................................................31
FEDERAL TAX MATTERS...........................................................31
     Introduction.............................................................31
     Taxation of Annuities in General.........................................31
         Tax Deferral.........................................................31
         Non-natural Owners...................................................31
         Diversification Requirements.........................................31
         Ownership Treatment..................................................32
         Taxation of Partial and Full Withdrawals.............................32
         Taxation of Annuity Payments.........................................33
         Taxation of Death Benefits...........................................33
         Penalty Tax on Premature Distributions...............................33
         Aggregation of Annuity Contracts.....................................34
         Tax Qualified Contracts..............................................34
         Restrictions Under Section 403(b) Plans..............................35
         Income Tax Withholding...............................................35
GENERAL MATTERS...............................................................36
     Owner....................................................................36
     Beneficiary..............................................................36
     Assignments..............................................................36
     Delay of Payments........................................................36
     Modification.............................................................36
     Customer Inquiries.......................................................37
DISTRIBUTION OF THE CONTRACTS.................................................38
VOTING RIGHTS.................................................................38
GENERAL PROVISIONS............................................................38
     Legal Proceedings........................................................38
     Financial Statements.....................................................39
     Legal Matters............................................................39

STATEMENT OF ADDITIONAL INFORMATION
   TABLE OF CONTENTS..........................................................40
CONDENSED FINANCIAL INFORMATION...............................................41

                                    This page

                                  intentionally

                                  left blank.

Glossary

         For your convenience, we are providing a glossary of the special terms we use in this Prospectus.

         accumulation period: The period that begins when we issue your Contract and ends when you receive annuity income payments. During the accumulation period, earnings accumulate on a tax-deferred basis.

         accumulation unit: The measurement we use to calculate the value of each sub-account at the end of each Valuation Period.

         accumulation unit value: The value of each accumulation unit that is calculated on each Valuation Date. Each sub-account of the Variable Account has its own accumulation unit value.

         annuitant: The person(s) you identify whose life we use to determine the amount and duration of annuity income payments. You may name joint annuitants at the time you select an income plan.

         beneficiary: The person(s) you select to receive the benefits of the Contract if no Owner is living.

         Contract Anniversary: Each anniversary of the issue date.

         Contract Value: The total value of your Contract. It is equal to the value you have accumulated under the Contract in the sub-accounts of the Variable Account plus your value in the fixed account options.

         Contract Year: A period of 12 months that starts on the issue date of your Contract or on any 12 month anniversary of that date.

         fixed account options: Two options to which you can direct your money under the Contract that provide a guarantee of principal and minimum interest. The fixed account options are the Dollar Cost Averaging fixed account option ("DCA Account") and the standard fixed account option. Fixed account assets are our general account assets.

         Funds: The Scudder Variable Series I and Scudder Variable Series II are open-end diversified management investment companies composed of portfolios in which the sub-accounts invest.

         income period: The period that begins on the Payout Start Date during which you will receive income payments under the income plan you choose.

         income plan: The plan you choose under which we will pay annuity income payments to you after the Payout Start Date based on the money you accumulate in the Contract. You can choose whether the dollar amount of the payments you receive will be fixed, or will vary with the investment results of the sub-accounts in which you are invested at that time, or whether you receive a combination of fixed and variable payments.

         investment alternatives: The sub-accounts of the Variable Account and the two fixed account options -- standard and Dollar Cost Averaging.

         issue date: The date we issue your Contract. We measure Contract Years and Contract Anniversaries from the issue date.

         Payout Start Date: The date on which we apply your money to provide annuity income payments.

         portfolio: A separate investment portfolio of the Fund in which a sub-account of the Variable Account invests.

         Qualified Contracts: Contracts issued under plans that qualify for special federal income tax treatment under Sections 401(a), 403(a), 403(b), 403A, 408 and 408A of the Internal Revenue Code.

         sub-account: A subdivision of the Variable Account that invests exclusively in shares of a single portfolio of the Fund. The investment performance of each sub-account is linked directly to the investment performance of the portfolio in which it invests.

         Valuation Date: Each day on which we value the assets in the sub-accounts. This is each day that the New York Stock Exchange ("NYSE") is open for trading. We are open for business on each day the NYSE is open.

         Valuation Period: The period between Valuation Dates that begins as of the close of regular trading on the NYSE (usually 4:00 p.m. Eastern Time) on one Valuation Date and ends as of the close of regular trading on the next Valuation Date.

         Variable Account: Glenbrook Life Scudder Variable Account (A), a separate investment account composed of sub-accounts that we established to receive and invest purchase payments paid under the Contract.

         we, us, our, Glenbrook Life, the Company: Glenbrook Life and Annuity Company.

         you, your, the Owner: The person having the privileges of ownership stated in the Contract.

Highlights

         These highlights provide only a brief overview of the more important features of the Contract. More detailed information about the Contract appears later in this Prospectus. Please read this Prospectus carefully.

The Contract

         The Contract provides a way for you to invest on a "tax-deferred" basis in the fixed account options and in the Scudder portfolios through the sub-accounts of the Variable Account. "Tax-deferred" means that the earnings and appreciation on the money in your Contract are not taxed until either you take money out by a full or partial cash withdrawal or by annuitizing the Contract, or until we pay the death benefit.

         The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement. The tax-deferral feature is most attractive to people in high federal and state tax brackets. You should not buy this Contract if you are looking for a short-term investment or if you cannot take the risk of getting back less money than you put in.

         You can use the Contract with or without a qualified plan. A qualified plan is a personal retirement savings plan, such as an IRA or tax-sheltered annuity, that meets the requirements of the Internal Revenue code. Qualified plans may limit or modify your rights and privileges under the contract. We use the term "Qualified Contract" to refer to a Contract issued with a qualified plan. See "Qualified Plans" on page XX.

         Like all deferred annuity contracts, the Contract has two phases: the "accumulation period" and the "income period." During the accumulation period, you can allocate money to any combination of investment alternatives; any earnings are tax-deferred. The income period begins on the Payout Start Date. The money you can accumulate during the accumulation period, as well as the annuity income option you choose, will determine the dollar amount of any income payments you receive.

         The Contract is a "variable" annuity because the value of your Contract will go up or down depending on the investment performance of the sub-accounts in which you invest. If you select a variable income plan, the amount of your annuity payments in the variable plan will depend on the investment performance of the sub-accounts in which you invest. You bear the entire investment risk for your investments in the sub-accounts.

         You can also direct money to the fixed account options. We guarantee interest, as well as principal, on money placed in the fixed account options.

Right to Cancel

         You may return your Contract for a refund within 20 days or such longer period as your state requires after you receive it. As permitted by applicable federal or state law, the amount of the refund will be the total purchase payments you paid, plus or minus any gains or losses on the amounts you invested in the sub-accounts. We determine the value of the refund as of the date the Contract is returned to us. We will pay the refund within 7 days after we receive the Contract. The Contract will then be deemed void. In some states you may have more than 20 days, or receive a refund of the amount of your purchase payments.

How to Invest

         You can purchase a Contract for $2,500 or more ($2,000 for Qualified Contracts). You may make additional payments at any time during the accumulation period. Send your payments to:

                                            Overnight Mailing Address:
Scudder Horizon Advantage                   Scudder Horizon Advantage
Customer Service Center                     Customer Service Center
PO Box 80469                                2940 S. 84th Street
Lincoln, NE 68501-0469                      Lincoln, NE 68506

Investment Alternatives

         You can invest your money in any of the following portfolios of the Scudder Variable Series I and Scudder Variable Series II, by directing your payments or transfers into the corresponding sub-accounts:

Balanced
Bond
Capital Growth
Global Discovery
Growth and Income
International
Growth*
Money Market
21st Century Growth

         * Prior to May 1, 2001, the Growth Sub-Account was named Large Company Growth Sub-Account. Each sub-account invests exclusively in shares of one portfolio of the Fund. Each portfolio's assets are held separately from the other portfolios and each portfolio has separate investment objectives and policies. The attached prospectus for the Fund more fully describes the portfolios. Zurich Scudder Investments, Inc. is the investment adviser for the portfolios. (Prior to January 1, 2001, the investment adviser for the portfolios was named Scudder Kemper Investments, Inc.)

         The value of your investment in the sub-accounts will fluctuate daily based on the investment results of the portfolios in which you invest, and on the fees and charges deducted. You bear investment risk on amounts you invest.

         You may also direct all or a portion of your money to two fixed account options: the standard fixed account option and/or the Dollar Cost Averaging fixed account option ("DCA Account") and receive a guaranteed rate of return. Money you place in the standard fixed account will earn interest for one year periods at a fixed rate that is guaranteed by us never to be less than 3.5%

         Purchase payments you place in the DCA Account will earn interest at an annual rate of at least 3.5%. The payments, plus interest, will be transferred out of the DCA Account within a year in equal monthly installments and placed in the sub-accounts and standard fixed account in the percentages you designate. You may not transfer money into the DCA Account from another investment alternative.

Transfers Among Investment Alternatives

         You have the flexibility to transfer assets within your Contract. At any time during the accumulation period, you may transfer amounts among the sub-accounts and between the standard fixed account option and any sub-account. Transfers cannot be made into the DCA Account.

         We currently do not impose a charge for any transfers. In the future, we may impose a $10 charge after the twelfth transfer in a Contract Year. We may restrict fixed account transfers. You may want to enroll in the Dollar Cost Averaging program or in the Automatic Portfolio Rebalancing program.

Fees and Expenses

         We do not take any deductions from purchase payments at the time you buy the Contract. You invest the full amount of each purchase payment in one or more of the investment alternatives.

         We deduct two charges daily: a mortality and expense risk charge, equal on an annual basis to no more than 0.40% of the money you have invested in the sub-accounts, and an administrative expense charge, equal on an annual basis to no more than 0.30% of the money you have invested in the sub-accounts. If you select the Enhanced Death Benefit Rider, the daily mortality and expense risk charge is equal on an annual basis to no more than 0.50% of the money you have invested in the sub-accounts.

         We will deduct state premium taxes, which currently range from 0% to 3.5%, if you fully withdraw all of your Contract's value, if we pay out death benefit proceeds, or when you begin to receive annuity payments. We only charge you premium taxes in those states that require us to pay premium taxes.

         The portfolios deduct daily investment charges from the amounts you have invested in the portfolios. These charges currently range from 0.46% to 1.50% annually, depending on the portfolio. See the Expense Table in this Prospectus and the prospectus for the Fund.

Access to Your Money

         You may withdraw all or part of your Contract Value at any time during the accumulation period. The minimum amount you can withdraw is $50. Full or partial withdrawals are available under limited circumstances on or after the Payout Start Date. If your Contract's balance after a partial withdrawal would be less than $1,000, we will treat the withdrawal as a full withdrawal.

         We do not deduct any withdrawal charges. For Qualified Contracts issued under Internal Revenue Code ("Code") Section 403(b), certain restrictions apply. You may also have to pay federal income taxes and a penalty tax on any money you take out of the Contract.

Death Benefit

         We will pay a death benefit before the Payout Start Date on any Owner's death or, if the Owner is not a natural person, on the annuitant's death.

         The death benefit amount will be the greater of:

o The total value of your Contract on the date we determine the death benefit; and
o The total purchase payments you made to the Contract, less any prior withdrawals and premium taxes.

         If you select the enhanced death benefit rider, then the death benefit will be the greater of:

o       The death benefit amount, as stated above, or
o The value of the Enhanced Death Benefit, described later in this Prospectus.

         If you do not take any withdrawals or make any purchase payments, the Enhanced Death Benefit will be the greatest value of your Contract on any Contract Anniversary.

Income Payments

         The Contract allows you to choose when to begin receiving periodic income payments. You may choose among several income plans to fit your needs. You may receive income payments for a specific period of time or for life (either single or joint life), with or without a guaranteed number of payments.

         You may choose to have income payments come from the fixed account, one or more of the sub-accounts, or both. If you choose to have any part of the payments come from the sub-accounts, the dollar amount of the income payments you receive may go up or down, depending on the investment performance of the portfolios you invest in at that time.

Inquiries

         If you need additional information, please contact us at:

Scudder Horizon Advantage
Customer Service Center

P.O. Box 80469
Lincoln, NE 68501-0469
(800) 242-4402 (Scudder Direct)
(800) 257-9576 (AARP Investment Program Members)

Overnight Mailing Address:
Scudder Horizon Advantage
Customer Service Center
2940 S. 84th Street
Lincoln, NE 68506

Expense Table

         The Expense Table illustrates the current expenses and fees under the Contract, as well as the Portfolios' fees and expenses for the 2000 calendar year. The purpose of this table is to help you understand the various costs and expenses that you will pay directly and indirectly. The Fund has provided the information on the Fund's expenses.

Contract Owner Transaction Expenses

Sales Load Imposed on Purchases                                        None
Deferred Sales Charge                                                  None
Surrender Fee                                                          None
Transfer Fee                                                           (1)

Annual Contract Fee                                                    None

Variable Account Annual Expenses
(as a percentage of your average daily net assets in the Variable Account)

         With the Enhanced Death Benefit
                  Mortality and Expense Risk Charge (2)                0.50%
                  Administrative Expense Charge                        0.30%
                                                                       -----
                  Total Variable Account Annual Expenses               0.80%

         Without the Enhanced Death Benefit
                  Mortality and Expense Risk Charge (2)                0.40%
                  Administrative Expense Charge                        0.30%
                                                                       -----
                  Total Variable Account Annual Expenses               0.70%

(1) We do not impose a transfer charge. We may in the future assess a $10 charge after the 12th transfer in a Contract Year. We do not count transfers due to Dollar Cost Averaging and Automatic Portfolio Rebalancing as transfers.

(2) If you receive variable periodic income payments, we will assess the mortality and expense risk charge during the payout phase of the Contract.

PORTFOLIO ANNUAL EXPENSES (after voluntary reductions and reimbursements) (as a percentage of average daily net assets for the 2000 calendar year)


                                 Management        Other             Total
                                   Fees          Expenses           Expenses
Scudder Variable Series I
      Portfolio
Balanced                            0.48%          0.06%             0.54%
Bond                                0.48%          0.10%             0.58%
Capital Growth                      0.45%          0.03%             0.48%
Global Discovery(2)                 0.82%          0.43%             1.25%
Growth and Income                   0.47%          0.07%             0.54%
International                       0.81%          0.15%             0.96%
Money Market                        0.37%          0.09%             0.46%
21st Century Growth(2)              0.15%          1.35%             1.50%

Scudder Variable Series II
       Portfolio
Growth(3)                           0.60%          0.05%             0.65%

1. Figures shown in the Table are for the year ended December 31, 2000.

2. Until April 1, 2002, the Portfolio's adviser has agreed to waive a portion of its fees to the extent necessary to limit "Total Portfolio Annual Expenses" of the Global Discovery Portfolio to 1.25% and the 21st Century Growth Portfolio to 1.50%. Without these fee waivers, "Total Portfolio Annual Expenses" for the Global Discovery Portfolio and 21st Century Growth Portfolio would have been 1.41% and 2.21% respectively.

3. Effective May 1, 2001, the Large Company Growth Portfolio merged into the Scudder Variable Series II Growth Portfolio.





Examples

The following examples illustrate the expenses you would pay on a $1,000 investment, assuming a 5% annual return, if you continued the Contract, surrendered or annuitized at the end of each period.

(With the Enhanced Death Benefit (1))
Sub-Account                      1 Year     3 Years      5 Years      10 Years
-----------                      ------     -------      -------      --------

Balanced                           $14        $43          $74           $162
Bond                               $14        $44          $76           $167
Capital Growth                     $13        $41          $71           $155
Global Discovery                   $21        $65         $111           $240
Growth and Income                  $14        $43          $74           $162
International                      $18        $56          $96           $209
Growth*                            $15        $46          $80           $174
Money Market                       $13        $40          $70           $153
21st Century Growth                $24        $73         $124           $266

(1)  Total Variable Account Annual Expenses of 0.80%

         You should not consider the examples above to represent past or future expenses, performance or return. The assumed 5% return is hypothetical. Actual expenses and returns may be greater or less than those shown. Neither the fee table nor the examples reflects the deduction of any premium taxes. The example assumes that any fund expense waivers or reimbursement arrangements described in the footnotes above are in effect for the time periods presented.

Condensed Financial Information

         Condensed financial information for the sub-accounts is included at the end of this Prospectus.

* Prior to May 1, 2001, the Growth Sub-Account was named the Large Company Growth Sub-Account

Calculation of Yield and Total Returns

Yields and Standard Total Return

         We may advertise the yields and standard average annual total returns for the sub-accounts. These figures will be based on historical earnings and are not intended to indicate future performance.

         Yields and standard total returns include all charges and expenses you would pay under the Contract -- the mortality and expense risk charge (0.40% for Contracts with the standard death benefit; 0.50% for Contracts with the Enhanced Death Benefit) and an administrative expense charge of 0.30%.

         The yield of the Money Market sub-account refers to the annualized investment income that an investment in the sub-account generates over a specified seven-day period. The effective yield of the Money Market sub-account is calculated in a similar way but, when annualized, we assume that the income earned by the investment has been reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of the assumed reinvestment.

         The yield of a sub-account (except the Money Market sub-account) refers to the annualized income that an investment in the sub-account generates over a specified thirty-day period.

         The average annual total return of a sub-account assumes that an investment has been held in the sub-account for certain periods of time including the period measured from the date the sub-account began operations. We will provide the average annual total return for each sub-account that has been in operation for 1, 5, and 10 years, or the period since inception if less. The total return quotations will represent the average annual compounded rates of return that an initial investment of $1,000 would earn as of the last day of the 1, 5 and 10 year periods or the period since inception.

         The yield and total return calculations are not reduced by any premium taxes. Applying premium taxes will reduce the yield and total return of a Contract.

         For additional information regarding yield and total return calculations, please refer to the SAI.

Other Performance Data

         We may disclose average annual total return in non-standard formats and cumulative total return. This means that the data may be presented for different time periods and different dollar amounts.

     We may also present historic performance data for the portfolios since their inception reduced by all fees and charges you would pay under the Contract -- the mortality and expense risk charge (0.40% for Contracts with the standard death benefit; 0.50% for Contracts with the Enhanced Death Benefit) and an administrative expense charge of 0.30%.

         Such adjusted historic performance includes data that precedes the inception dates of the sub-accounts, but is designed to show the performance that would have resulted if the Contract had been available during that time.

         We will only disclose non-standard performance data if we also disclose the standard performance data. For additional information regarding the calculation of other performance data, please refer to the SAI.

         Advertising, sales literature, and other communications may compare the expense and performance data for the Contract and each sub-account with other variable annuities tracked by independent services such as Lipper Analytical Services, Inc., Morningstar and the Variable Annuity Research Data Service. These services monitor and rank the performance and expenses of variable annuity issuers on an industry-wide basis. We may also make comparisons using other indices that measure performance, such as Standard & Poor's 500 Composite or the Dow Jones Industrial Average. Unmanaged indices may assume reinvestment of dividends but do not deduct administrative and management costs and expenses.

         We may report other information including the effect of tax-deferred compounding on a sub-account's returns, illustrated by tables, graphs, or charts. Tax-deferred compounding can lead to substantial long-term accumulation of assets, if the portfolio's investment experience is positive. Sales literature, advertisements or other reports may refer to A.M. Best's, Moody's and Standard & Poor's ratings of Glenbrook Life as an insurance company.

Glenbrook Life and the Variable Account

Glenbrook Life and Annuity Company

         Glenbrook Life and Annuity Company (we, us, Glenbrook Life) issues the Contract. We are a stock life insurance company that was organized under the laws of the State of Illinois in 1992 and redomesticated as a corporation under the laws of Arizona on December 28, 1998. We were originally organized under the laws of Indiana in 1965. From 1965 to 1983 we were known as "United Standard Life Assurance Company" and from 1983 to 1992 we were known as "William Penn Life Assurance Company of America." We are licensed to operate in Puerto Rico, the District of Columbia and all states except New York. We intend to market the Contract in those jurisdictions in which we are licensed to operate. Our main headquarters is located at 3100 Sanders Road, Northbrook, Illinois 60062.

         We are a wholly owned subsidiary of Allstate Life Insurance Company ("Allstate Life"), a stock life insurance company incorporated under the laws of the State of Illinois. Allstate Life is a wholly owned subsidiary of Allstate Insurance Company ("Allstate"), a stock property-liability insurance company incorporated under the laws of Illinois. The Allstate Corporation owns all of the outstanding capital stock of Allstate.

         We entered into a reinsurance agreement with Allstate Life, effective June 5, 1992. Under the reinsurance agreement, fixed account purchase payments are automatically transferred to Allstate Life and become invested with the assets of Allstate Life. Allstate Life accepts 100% of the liability under such contracts. However, the obligations of Allstate Life under the reinsurance agreement are to us. We remain the sole obligor under the Contract to the Owners.

Independent rating agencies regularly evaluate life insurers' claims-paying ability, quality of investments, and overall stability. A.M. Best Company assigns an A+ (Superior) financial strength rating to Allstate Life, which results in an A+r rating to Glenbrook due to the reinsurance with Allstate Life mentioned above. Standard & Poor's assigns an AA+ (Very Strong) financial strength rating and Moody's Investors Service assigns an Aa2 (Excellent) financial strength rating to Glenbrook, sharing the same ratings of its parent, Allstate Life. These ratings do not reflect the investment performance of the Variable Account. We may from time to time advertise these ratings in our sales literature.

The Variable Account

         We established the Glenbrook Life Scudder Variable Account (A) as a separate investment account on August 26, 1998 under Illinois law. The Variable Account became subject to Arizona law when we redomesticated on December 28, 1998. The Variable Account receives and invests purchase payments made under the Contracts. We may offer other variable annuities for which the Variable Account may receive and invest payments.

         Under Arizona law, the assets of the Variable Account are held separately from our other assets. That portion of the assets of the Variable Account equal to the reserves and other Contract liabilities with respect to the Variable Account is not chargeable with liabilities arising out of any other business Glenbrook Life may conduct. The income, gains and losses, realized or unrealized, from assets allocated to the Variable Account are credited to or charged against the Variable Account, without regard to other income, gains or losses of Glenbrook Life. The obligations under the Contracts are obligations of Glenbrook Life.

         The Variable Account is divided into sub-accounts. Each sub-account invests exclusively in shares of one of the portfolios of the Scudder Variable Series I or Scudder Variable Series II. We may add additional sub-accounts in the future, some of which may be available under other variable annuity contracts. We also reserve the right to discontinue sub-accounts in the future.

         The Variable Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended, (the "1940 Act") and meets the definition of a "separate account" under the federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Variable Account, the Fund, or Glenbrook Life by the SEC.

The Funds

         The Variable Account invests exclusively in shares of the Scudder Variable Series I and Scudder Variable Series II (the "Funds"). The Funds are registered with the SEC under the 1940 Act as open-end, diversified management investment companies.

         The Fund is designed to provide an investment vehicle for variable annuity contracts and variable life insurance policies.

         The general public may not purchase shares of the portfolios in which the sub-accounts invest ("underlying portfolios"). The investment objectives and policies of the underlying portfolios may be similar to those of other portfolios and mutual funds managed by the same investment adviser that are sold directly to the public. You should not expect that the investment results of other portfolios would be similar to those of the underlying portfolios.



         The sub-accounts invest exclusively in Class A shares of the following portfolios of:

Scudder Variable Series I

        Balanced
        Bond
        Capital Growth
        Global Discovery
        Growth and Income
        International
        Money Market
        21st Century Growth

Scudder Variable Series II

        Growth*

         Each portfolio represents, in effect, a separate mutual fund with its own distinct investment objectives and policies. The gains or losses of one portfolio have no effect on another portfolio's investment performance.

* Effective May 1, 2001, the Large Company Growth Portfolio merged into the Scudder Variable Series II Growth Portfolio.

The investment objectives and policies of the portfolios available under the Contract are summarized below:

Portfolio           Investment Objective

Balanced This portfolio pursues a balance of growth and income from a diversified portfolio of equity and fixed income securities. The portfolio also seeks long-term preservation of capital through a quality-oriented investment approach that is designed to reduce risk.

Bond This portfolio pursues a policy of investing for a high level of income consistent with a high quality portfolio of debt securities.

Capital This portfolio seeks to maximize long-term capital growth Growth through a broad and flexible investment program.

Global Discovery This portfolio pursues above-average capital appreciation over the long term by investing primarily in the equity securities of small companies throughout the world.

Growth and Income This portfolio seeks long-term growth of capital, current income and growth of income.

International       This portfolio seeks long-term growth of capital principally from a diversified portfolio of foreign equity securities.

Growth* This portfolio seeks long-term growth of capital through investment primarily in the equity securities of seasoned, financially strong U.S. growth companies.

Money               This portfolio seeks to maintain the stability of capital
Market              and, consistent therewith, to maintain the liquidity of
                    capital and to provide current income. The Portfolio seeks to maintain a net asset value of $1.00 per share.

21st  Century       This portfolio pursues long-term growth of capital by
Growth              investing primarily in the common stocks of emerging growth companies that are poised to be leaders in the new century.

         There can be no assurance that any portfolio will achieve its objective.

* Effective May 1, 2001, the Large Company Growth Portfolio merged into the Scudder Variable Series II Growth Portfolio

         The Scudder Variable Series I and Scudder Variable Series IIprospectuses contain more complete information about the portfolios, including a description of the risks involved in investing in each portfolio. A copy of the Funds' prospectuses areattached to this Prospectus. You should read the Funds' prospectuses carefully before you invest.

Investment Adviser for the Funds

         Zurich Scudder Investments, Inc. (the "Adviser") is an investment adviser registered with the SEC under the Investment Advisers Act of 1940, as amended. The Adviser manages daily investments and business affairs of the Fund, subject to the policies established by the Trustees of the Fund.
The Fixed Account Options
         Amounts you allocate or transfer to the fixed account options become part of our general account. Because of exemptive and exclusionary provisions, we have not registered interests in the general account under either the Securities Act of 1933 ("1933 Act") or the 1940 Act. Neither the general account nor any interests in it are generally subject to the provisions of the 1933 or 1940 Acts, and, as a result, the staff of the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. However, disclosures regarding the fixed account may be subject to the provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

         The general account includes all of our general assets, except those assets segregated in separate accounts such as the Variable Account. Unlike the Variable Account, all assets in the general account are subject to the general liabilities of our business operations. We bear the full investment risk for all amounts contributed to the general account. We have the sole discretion to invest the general account's assets, subject to applicable law. Amounts you direct into the fixed account options do not share in the investment experience of our general account.

General Description

         We guarantee that we will credit daily interest to the money you direct to the fixed account. The daily interest will equal or exceed the minimum guaranteed rate of 3.5%. We may declare higher or lower interest rates in the future. We determine interest rates at our sole discretion. We have no specific formula for determining fixed account interest rates. Amounts allocated to the fixed account options are not charged the Variable Account asset based charges of 0.70% (0.80% if you elect the Enhanced Death Benefit Rider).

Standard Fixed Account Option

         Money you direct to the standard fixed account option earns interest at a declared rate for one year. The declared rate is the current rate in effect at the time of your allocation or transfer. Once declared, the rate is guaranteed for 12 months. As each one year period expires, we will declare a renewal rate. On or about the end of each one year period, we will notify you of the new interest rate(s). It will not be less than the 3.5% guaranteed rate found in the Contract. We may declare more than one interest rate for different monies you have in the standard fixed account option based upon the date of your allocation or transfer into the standard fixed account.

         You may allocate all or a portion of your premium payment to the standard fixed account option. You may withdraw or transfer your money from the standard fixed account option at any time on a first-in, first-out basis. If you withdraw money from the standard fixed account, you will receive the amount you requested, minus any applicable premium taxes and tax withholding.

The Dollar Cost Averaging Fixed Account Option

         You may allocate all or a portion of your purchase payments to the Dollar Cost Averaging fixed account option (the "DCA Account"). Each purchase payment you place in the DCA Account will earn interest for up to one year at a declared rate of interest. The declared rate will be the current rate in effect at the time you direct your purchase payment into the DCA Account. The rate will never be less than 3.5%.

         Each purchase payment you direct into the DCA Account, and interest earned on that payment, will be transferred out of the DCA Account in equal monthly installments within one year. You can select fewer than 12 monthly transfers, but you may not select more than 12. At the end of 12 months from the date of your allocation to the DCA Account, we will transfer any remaining portion of the purchase payment and interest in the DCA Account to the Money Market sub-account.

         You must specify the investment alternatives that will receive the monthly installments. You must also specify the percentage (whole percentages only, totaling 100%) of each monthly installment that each investment alternative should receive.

         You can only put money into the DCA Account when you make purchase payments. You may not transfer funds into the DCA Account from other investment alternatives.

Purchasing the Contract

Purchasing the Contract

         You may purchase the Contract with a first purchase payment of $2,500 or more ($2,000 for a Qualified Contract). We will issue the Contract if the annuitant and contract owner are age 90 or younger as of the date we receive the completed application. The first payment is the only payment we require you to make under the Contract. There are no requirements on how much to pay or how many payments to make. You decide the amount of each payment. You may add money to your Contract automatically through Automatic Additions. We may limit the dollar amount of purchase payments we will accept in the future.

Right to Cancel

         You may return your Contract to us for a refund within 20 days after you receive it, or such longer period as your state requires. As permitted by applicable federal or state law, the amount of the refund will be the total purchase payments you paid, plus or minus any investment gains or losses on the amounts you invested in the sub-accounts from the date of the allocation through the date we determine the refund. You will receive a full refund of the amounts you allocated to the fixed account options. We determine the value of the refund as of the date we receive the refunded Contract. We will pay the refund within 7 days after we receive the Contract. The Contract will then be deemed void. In some states you may have more than 20 days. If your state requires us to refund premium payments, your refund will equal the entire amount of the premium payments you paid.

Crediting Your First Purchase Payment

         When we receive a properly completed application with your first payment, we will credit that payment to the Contract within two business days of receiving the payment. If we receive an incomplete application, then we will credit the payment within two business days of receiving the completed application. If, for any reason, we do not credit the payment to your account within five business days, then we will immediately return the payment to you. You may, after receiving notice of our delay, specifically request that we do not return the payment. We reserve the right to reject any application.

         We will credit all additional payments to your Contract at the close of the Valuation Period in which we receive the payment.

Allocating Your Purchase Payments

         On the application, you instruct us how to allocate your purchase payments among the investment alternatives. You must allocate your payments to the investment alternative either in whole percentages (from 0% to 100% totaling 100%) or in whole dollars (totaling the entire dollar amount of your payment). Unless you send us written notice of a change, we will allocate each additional payment you make according to the instructions for the previous purchase payment. Any change in allocation instructions will be effective at the time we receive the notice in good order.

Accumulation Units

         Each purchase payment you allocate to the sub-accounts will be credited to the Contract as accumulation units. For example, if you make a $10,000 purchase payment to the Money Market Sub-Account when its accumulation unit value equals $10, then we will credit 1,000 accumulation units for the Money Market Sub-Account to your Contract. The Variable Account, in turn, will purchase $10,000 worth of shares of the Money Market Portfolio of the Fund.

Accumulation Unit Value

         Each sub-account values its accumulation units separately. The value of accumulation units will change for each Valuation Period according to the investment performance of the shares of the portfolio held by each sub-account and the deduction of certain expenses and charges.

         The value of an accumulation unit in a sub-account for any Valuation Period equals the value of the accumulation unit as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor for that sub-account for the current Valuation Period. The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Date, in the value of sub-account assets per accumulation unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge.

         You should expect the value of your Contract to change daily to reflect the investment experience of the portfolios in which you are invested through the sub-accounts, any interest earned on the fixed account options, and the deduction of certain expenses and charges.

Transfers

         You may transfer your Contract's value among investment alternatives before the Payout Start Date, subject to the following restrictions. You may make transfers among all the investment alternatives at any time, except you may not make transfers into the DCA Account. Transfers from the standard fixed account option are taken out on a first-in, first-out basis.

         We reserve the right to assess a $10 charge on each transfer after the twelfth transfer in a Contract Year. We presently waive this charge. We reserve the right to waive transfer restrictions. Transfers to or from more than one investment alternative on the same day are treated as one transfer. Transfers through Dollar Cost Averaging and Automatic Portfolio Rebalancing do not count as transfers.

         After the Payout Start Date, transfers among sub-accounts or from a variable amount income payment to a fixed amount income payment may be made only once every six months and may not be made during the first six months following the Payout Start Date. After the Payout Start Date, transfers out of a fixed amount income payment are not permitted.

Excessive Trading Limits

         For Contracts issued on or after December 1, 2000, in any Contract Year, we reserve the right to limit transfers among the Variable Sub-Accounts, or to refuse any Variable Sub-Account transfer request, if:

o we believe, in our sole discretion, that excessive trading by such Contract owner or owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or the share prices of the corresponding Funds or would be to the disadvantage of other Contract owners; or

o we are informed by one or more of the corresponding Funds that they intend to restrict the purchase or redemption of Fund shares because of excessive trading or because they believe that a specific transfer or groups of transfers would have a detrimental effect on the prices of Fund shares.

         We may apply the restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Contract owners.

Telephone Transfers

         We accept telephone transfer requests at (800) 242-4402 (Scudder Direct) or (800) 257-9576 (AARP Investment Program Members) if we receive them by 3:00 p.m., Central Time. We will not accept telephone transfer requests received at any other telephone number or after 3:00 p.m., Central Time.

         Telephone transfer requests received before 3:00 p.m., Central Time are effected at the next computed accumulation unit value for the sub-accounts involved. If the NYSE closes early (i.e. before 3:00 p.m. Central Time), or if it closes for a period of time, but then reopens for trading on the same day, we will process telephone transfer requests at the close of the NYSE on that particular day.

         We use procedures that we believe provide reasonable assurance that telephone transfers are authorized by the proper persons. We may tape telephone conversations with persons who claim to authorize the transfer and we may request identifying information from such persons. We disclaim any liability for losses resulting from telephone transfers if the claim is that the transfer was not properly authorized. However, if we do not take reasonable steps to help ensure that such authorizations are valid, then we may be liable for such losses.

Dollar Cost Averaging

         Before the Payout Start Date, you may make transfers automatically through Dollar Cost Averaging (DCA). DCA permits you to transfer a specified amount in equal monthly installments from the one year fixed DCA Account or any sub-account to any of the sub-accounts. DCA may also be used to transfer amounts from a sub-account to the standard fixed account. There is no charge for participating in the DCA program. DCA transfers do not count towards the twelve free transfers allowed during each Contract Year.

         By transferring a set amount on a regular schedule, instead of transferring the total amount at one particular time, you may reduce the risk of investing in the underlying portfolio only when the price is high. Participating in the DCA program does not guarantee a profit and it does not protect against a loss if market prices decline.

Automatic Portfolio Rebalancing

         Transfers may be made automatically through Automatic Portfolio Rebalancing before the Payout Start Date. If you elect Automatic Portfolio Rebalancing, then we will rebalance all of your money allocated to the sub-accounts to your desired allocations on a quarterly basis. Each quarter, money will be transferred among sub-accounts to achieve the desired allocation.

         Unless you send us written notice of a change, the desired allocation will be the allocation you first selected. The new allocation will be effective with the first rebalancing that occurs after we receive the written request. We are not responsible for rebalancing that occurs before our receipt of your written request.

         Transfers made though Automatic Portfolio Rebalancing are not counted toward the twelve free transfers permitted per Contract Year. Any money you have allocated to the fixed account options will not be included in the rebalancing.

Access to Your Money

Withdrawals

         You may withdraw all or part of your Contract Value at any time before the Payout Start Date and before the Owner's death (or the annuitant's death if the Owner is not a natural person). Full or partial withdrawals are available under limited circumstances on or after the Payout Start Date.

         The amount you may withdraw is the full Contract Value next computed after we receive the request for a withdrawal, minus any applicable federal withholding or premium taxes. We do not deduct any withdrawal charges from a full or partial withdrawal.

         We will pay withdrawals from the Variable Account within seven days of receiving the request, unless we delay payments for reasons specified below in "Delay of Payments."

         To complete a partial withdrawal from the Variable Account, we will redeem accumulation units in an amount equal to the withdrawal and any applicable premium taxes. You must name the investment alternatives from which you want to make the withdrawal. If you do not name an investment alternative, we will not honor the incomplete withdrawal request.

         If any portion of the withdrawal is to be taken from the standard fixed account option, then the amount requested will be deducted on a first-in, first-out basis.

         The minimum amount you may withdraw is $50. If your Contract Value after a partial withdrawal would be less than $1,000, then we will treat the request as a request for a full withdrawal and we will pay out the entire Contract Value, minus any applicable federal withholding and premium taxes. We may waive these withdrawal restrictions.

         You may take partial withdrawals automatically through Systematic Withdrawals on a monthly, quarterly, semi-annual or annual basis. You may request Systematic Withdrawals of $50 or more at any time before the Payout Start Date. We may prohibit Systematic Withdrawals if you also elect Dollar Cost Averaging.

         If you have a valid telephone transfer request form on file with us, then you may make a partial withdrawal by telephone. We calculate the Contract Value we will pay you at the price next computed after we receive your withdrawal request. We will pay you the amount you request within seven days of when we receive your request. Unless you elect in writing not to have federal income taxes withheld, we, by law, must withhold taxes from the taxable portion of the withdrawal.

         Partial and full withdrawals may be subject to federal income tax and a 10% tax penalty. This tax and penalty are explained in "Federal Tax Matters" on page XX.

         Generally, you may not make withdrawals after the Payout Start Date. One exception to this rule applies if you are receiving variable income payments that do not depend on the life of the Annuitant (such as under Income Plan 3 described below). In that case you may terminate all or part of the Variable Account portion of the income payments at any time and receive a lump sum equal to the present value of the remaining variable payments associated with the amount withdrawn. To determine the present value of any remaining variable income payments being withdrawn, we use a discount rate equal to the assumed annual investment rate that we use to compute such variable income payments. The minimum amount you may withdraw under this feature is $1,000. A withdrawal charge may apply.

Annuity Income Payments

Payout Start Date for Income Payments

         The Payout Start Date is the day that we apply your money to an income plan under the Contract. You may change the Payout Start Date at any time by sending us written notice at least 30 days before the scheduled Payout Start Date. The Payout Start Date must be:

o        at least one month after the issue date; and
o no later than the day the annuitant reaches age 90, or the 10th anniversary of the issue date, if later.

         The dollar amount of the income payments may be variable, fixed, or both. The method of calculating the first annuity payment is different for the two types of payments.

Variable Income Payments

         The dollar amount of variable income payments depends upon:

o        the investment experience of the sub-accounts you select,
o        any premium taxes due,
o        the age and sex of the annuitant, and
o        the income plan you chose.

         We guarantee that the amount of the income payment will not be affected by actual mortality experience and the amount of our administration expenses. Your Contract contains income payment tables that provide for different benefit payments to men and women of the same age (except in states which require unisex annuity tables). Nevertheless, in accordance with the U.S. Supreme Court's decision in Arizona Governing Committee v. Norris, in certain employment-related situations, annuity tables that do not vary on the basis of sex will be used.

         The total income payments we will pay to you may be more or less than the total of the purchase payments you paid to us because:

o variable income payments will vary with the investment results of the underlying portfolios, and
o       annuitants may live longer than, or not as long as, expected.

         The income plan option selected will affect the dollar amount of each annuity payment.

         Income payments are determined based on an assumed investment rate, the investment performance of the portfolios in which the sub-accounts you select invest, and the deduction of certain fees and charges. If the actual net investment experience of the sub-accounts is less than the assumed investment rate, then the dollar amount of the income payments will decrease. If the net investment experience equals the assumed investment rate, then the dollar amount of the income payments will stay level. If the net investment experience exceeds the assumed investment rate, then the dollar amount of the income payments will increase. The assumed investment rate under the Contract is 3%. For more information on how variable income payments are determined, see the SAI.

Fixed Income Payments

         If you choose to have any portion of your annuity income payments come from the fixed account, the payment amount will be fixed for the duration of the income plan and guaranteed by us. We calculate the dollar amount of the fixed income payment by applying the portion of the Contract Value in the fixed account on the Payout Start Date minus any applicable premium tax, to the value from the income payment table in your Contract. We will pay you a higher amount if we are offering it at that time.

Annuity Transfers

         After the Payout Start Date, you may not make any transfer from the fixed account. You may transfer amounts between sub-accounts, or from the variable income payment to the fixed income payment starting six months after the Payout Start Date. Transfers may be made once every six months thereafter.

Income Plans

         The income plans offered under the Contract include:

Income Plan 1-- Life Income with Guaranteed Payments:

         We will make payments for as long as the annuitant lives. If the annuitant dies before the selected number of guaranteed payments have been made, then we will continue to pay the remainder of the guaranteed payments to the beneficiary.

Income Plan 2 -- Joint and Survivor Life Income with Guaranteed Payments:

         We will make payments for as long as either the annuitant or joint annuitant, named at the time of income plan selection, lives. If both the annuitant and the joint annuitant die before the selected number of guaranteed payments have been made, then we will continue to pay the remainder of the guaranteed payments to the beneficiary.

Income Plan 3 -- Guaranteed Number of Payments:

         We will make payments for a specified number of months beginning on the Payout Start Date. These payments do not depend on the annuitant's life. The guaranteed number of months may range from 60 to 360. The mortality and expense risk charge will be deducted from Variable Account assets supporting these payments even though we do not bear any mortality risk.

         You may change the income plan until 30 days before the Payout Start Date. If you chose an income plan which depends on the annuitant or joint annuitant's life, then we will require proof of age before income payments begin. Applicable premium taxes will be deducted.

         If you do not select an income plan, then we will make income payments in accordance with Income Plan 1, Life Income with Guaranteed Payments, for 120 months. Other income plans may be available upon request at our discretion. We currently use sex-distinct annuity tables. However, if Congress or the states pass legislation, then we reserve the right to use income payment tables that do not distinguish on the basis of sex. Special rules and limitations may apply to certain Qualified Contracts.

         If the Contract Value to be applied to an income plan is less than $2,000 or the monthly payments determined under the income plan are less than $20, then we may pay the Contract Value, minus any applicable taxes, in a lump sum or we may change the payment frequency to an interval that results in income payments of at least $20.

Death Benefits

Death Benefit Payment Provisions

         A death benefit may be paid to the new Owner determined immediately after the death if, before the Payout Start Date:

o        any Owner dies; or
o        the annuitant dies and an Owner is not a natural person.

         If the new Owner eligible to receive the death benefit is not a natural person, then the new Owner may elect to receive the death benefit in one or more payments. Otherwise, if the new Owner is a natural person, then the new Owner may elect to receive the death benefit in one or more payments or in periodic payments through an annuity income plan.

         The entire death benefit must be paid within five years after the date of death unless an income plan is selected or a surviving spouse continues the Contract in accordance with the following:

         If an income plan is elected, payments from the income plan must begin within one year of the date of death and must be payable throughout:

o       the new Owner's life; or
o       a period not to exceed the new Owner's life expectancy; or
o the new Owner's life with payments guaranteed for a period not to exceed the new Owner's life expectancy.

         If the deceased owner's surviving spouse is the sole new Owner, then the spouse may elect one of the options listed above or may continue the Contract in the accumulation phase as if the death had not occurred. We will only permit the Contract to be continued once.

Death Benefit Amount

    Before the Payout Start Date, the death benefit is equal to the greater of:

o       the Contract Value on the date we determine the death benefit, or
o the sum of all purchase payments, minus any prior withdrawals and premium taxes.

         We will determine the value of the death benefit at the end of the Valuation Period during which we receive a complete request for payment of the death benefit. A complete request includes proof of death, and such other documentation as we may require in our discretion. In addition to the above alternatives, upon purchase of the Contract, if the oldest Owner and annuitant areage 75 or younger as of the date we receive the completed application, then the oldest Owner can select the Enhanced Death Benefit Rider.

Enhanced Death Benefit Rider

         If the Owner is a living individual and that Owner dies, then the Enhanced Death Benefit applies only for the death of such Owner. If an Owner is not a living individual, then the Enhanced Death Benefit applies only for the annuitant's death.

    If you select this Rider, then the death benefit will be the greater of :

o        the death benefit amount, as stated above, or
o        the value of the Enhanced Death Benefit.

         On the issue date, the Enhanced Death Benefit is the initial purchase payment. After the issue date, the Enhanced Death Benefit is recalculated whenever you make a purchase payment, take a withdrawal, or on the Contract Anniversary as follows:

o For purchase payments, the Enhanced Death Benefit equals the most recently calculated Enhanced Death Benefit plus the purchase payment.

o For withdrawals, the Enhanced Death Benefit equals the most recently calculated Enhanced Death Benefit reduced by the amount of the withdrawal.

o On each Contract Anniversary, the Enhanced Death Benefit equals the greater of the Contract Value or the most recently calculated Enhanced Death Benefit.

         If you do not take any withdrawals or make any purchase payments, the Enhanced Death Benefit will be the greatest value of your Contract on any Contract Anniversary on or before the date we calculate the death benefit.

         We will recalculate the Enhanced Death Benefit for purchase payments, withdrawals and on Contract anniversaries until the oldest Owner, or the annuitant if the Owner is not a living individual, reaches age 80. After age 80, the Enhanced Death Benefit will be recalculated only for purchase payments and withdrawals.

         We will determine the value of the death benefit at the end of the Valuation Period during which we receive a complete request for payment, including proof of death. We will not settle any death claim until we receive proof of death satisfactory to us.

Expenses

Deductions from Purchase Payments

         We do not take any deductions from your purchase payments. Therefore, the full amount of every purchase payment is invested in the investment alternatives you select.

Withdrawal Charge

         There are no withdrawal charges under the Contract. We do not take withdrawal charges when you request a full or partial withdrawal. You may withdraw all or part of your Contract Value at any time before the earlier of the Payout Start Date or an Owner's death (if the Owner is not a natural person, the annuitant's death).

         We may withhold federal and state income tax from withdrawal amounts. Certain terminations may also be subject to a federal tax penalty.

Contract Maintenance Charge

         There is no Contract maintenance charge. We bear the maintenance costs. Maintenance costs include, but are not limited to, expenses incurred in collecting purchase payments; keeping records; processing death claims, cash withdrawals, and Contract changes; calculating accumulation unit and annuity unit values; and issuing reports to Owners and regulatory agencies.

Administrative Expense Charge

         We deduct a daily administrative expense charge that equals, on an annual basis, 0.30% of the daily net assets you have allocated to the sub-accounts. This charge is designed to cover actual administrative expenses. The administrative charge does not necessarily equal the expenses we incur.

Mortality and Expense Risk Charge

         We deduct a daily mortality and expense risk charge that equals, on an annual basis, 0.40% of the average daily net assets you have allocated to the sub-accounts. We guarantee that the 0.40% rate will not increase over the Contract's life.

         The mortality risk arises from our guarantee to cover all death benefits and to make income payments in accordance with the income plan you select. The expense risk arises from the possibility that the administrative expense charge, which is guaranteed not to increase, will not be enough to cover actual administrative expenses.

         If you select the Enhanced Death Benefit Rider, then we will deduct an additional mortality and expense risk charge equal, on an annual basis, to 0.10% of the daily net assets you have allocated to the sub-accounts. This results in a total annual mortality and expense risk charge of 0.50% of daily net assets in the sub-accounts.

         We guarantee that the 0.50% rate for the Enhanced Death Benefit Rider will not increase over your Contract's life. For amounts allocated to the Variable Account, we deduct the mortality and expense risk charge during the accumulation and income periods of the Contract.

Taxes

         We deduct applicable state premium taxes or other taxes relative to the Contract (collectively referred to as "premium taxes") at the Payout Start Date or when a total withdrawal occurs. Current premium tax rates range from 0 to 3.5%. We reserve the right to deduct premium taxes from the purchase payments even where the premium taxes are assessed at the Payout Start Date or upon total withdrawal.

         At the Payout Start Date, we will deduct the charge for premium taxes from each investment alternative in the proportion that your value in that investment alternative bears to your total Contract Value.

Transfer Charges

         We do not deduct transfer charges. However, in the future, we may assess a $10 charge on each transfer after the twelfth transfer in a Contract Year. This excludes transfers through Dollar Cost Averaging and Automatic Portfolio Rebalancing. We presently waive this charge.

Fund Expenses

         The portfolios deduct investment charges from the amounts you have invested in the portfolios. A complete description of the expenses and deductions from the portfolios may be found in the Fund's prospectus. The Fund's prospectus accompanies this Prospectus.

Federal Tax Matters

Introduction

         The following discussion is general and is not intended as tax advice. We make no guarantee regarding the tax treatment of any contract or transaction involving a contract.

         Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, then you should consult a competent tax adviser.

Taxation of Annuities in General

Tax Deferral

         Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

1.       the owner is a "natural person,"
2. the investments of the Variable Account are "adequately diversified" in accordance with Treasury Department Regulations, and
3. Glenbrook Life is considered the owner of the Variable Account assets for federal income tax purposes.

Non-natural Owners

         As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contract is taxed as ordinary income received or accrued by the owner during the taxable year. Please see the SAI for a discussion of several exceptions to the general rule for contracts owned by non-natural persons.

Diversification Requirements

     For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified"
consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the owner during the taxable year. Although Glenbrook Life does not have control over the portfolios or their investments, we expect the portfolios to meet the diversification requirements.

Ownership Treatment

         The IRS has stated that you will be considered the owner of Variable Account assets if you possess incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the Variable Account investments may cause an investor to be treated as the owner of the Variable Account. The Treasury Department also stated that future Guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the Variable Account.

         Your rights under this Contract are different from those described by the IRS in rulings in which it found that contract owners were not owners of Variable Account assets. For example, you have the choice to allocate premiums and contract values among more investment options. Also you may be able to transfer among investment options more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be included in your gross income. Glenbrook Life does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.

Taxation of Partial and Full Withdrawals

         If you make a partial withdrawal under a non-qualified Contract, amounts received are taxable to the extent the Contract Value exceeds the investment in the contract. The investment in the Contract is the gross premiums paid for the Contract minus any amounts previously received from the contract if such amounts were properly excluded from your gross income. If you make a partial withdrawal under a qualified contract, the portion of the payment that bears the same ratio to the total payment as the investment in the contract (i.e., nondeductible IRA contributions, after tax contributions to qualified plans) bears to the Contract Value, is excluded from your income. If you make a full withdrawal under a non-qualified Contract or a qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the contract.

         "Non-qualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions. "Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

o       made on or after the date the individual attains age 59 1/2,
o       made to a beneficiary after the owner's death,
o       attributable to the owner being disabled, or
o for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

         If you transfer a non-qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the contract at the time of transfer. Except for certain qualified Contracts, any amount you receive as a loan under a Contract, and any assignment or pledge (or agreement to assign or pledge) of the Contract Value is treated as a withdrawal of such amount or portion.

Taxation of Annuity Payments

         Generally, the rule for income taxation of payments received from a nonqualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If you die and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.

Taxation of Death Benefits

         Death of an owner, or death of the annuitant if the Contract is owned by a non-natural person, will cause a distribution of Death Benefits from a Contract. Generally, such amounts are included in income as follows:

1. if distributed in a lump sum, the amounts are taxed in the same manner as a full withdrawal, or
2. if distributed under an annuity option, the amounts are taxed in the same manner as an annuity payment.

     Please see the SAI for more detail on distribution at death requirements.

Penalty Tax on Premature Distributions

         A 10% penalty tax applies to the taxable amount of any premature distribution from a nonqualified Contract. The penalty tax generally applies to any distribution made before the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

1.       made on or after the date the owner attains age 59 1/2,
2.       made as a result of an owner's death or disability,
3. made in substantially equal periodic payments over the owner's life or life expectancy,
4.       made under an immediate annuity, or
5.       attributable to an investment in the Contract before August 14, 1982.

     You should consult a competent tax advisor to determine if any other exceptions to the penalty apply to your situation. Similar exceptions may apply to distributions from qualified Contracts.

Aggregation of Annuity Contracts

         All non-qualified deferred annuity contracts issued by Glenbrook Life (or our affiliates) to the same owner during any calendar year will be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.

Tax Qualified Contracts

         The Contract may be used as investments with certain Qualified Plans such as:

o Individual Retirement Annuities or Accounts (IRAs) under Section 408(b) of the Code;
o        Roth IRAs under Section 408A of the Code;
o        Simplified Employee Pension Plans under Section 408(k) of the Code;
o        Savings Incentive Match Plans for Employees (SIMPLE) Plans under
         Section 408(p) of the Code;
o        Tax Sheltered Annuities under Section 403(b) of the Code;
o        Corporate and Self Employed Pension and Profit Sharing Plans; and
o State and Local Government and Tax-Exempt Organization Deferred Compensation Plans.

         The income on qualified plan and IRA investments is tax deferred and variable annuities held by such plans do not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity in a qualified plan or IRA. Glenbrook Life reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed below.

         In the case of certain Qualified Plans, the terms of the plans may govern the right to benefits, regardless of the terms of the Contract.

Restrictions Under Section 403(b) Plans

         Section 403(b) of the Code provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under
Section 403(b), any Contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

o        attains age 59 1/2,
o        separates from service,
o        dies,
o        becomes disabled, or
o on account of hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

         These limitations do not apply to withdrawals where Glenbrook Life is directed to transfer some or all of the Contract Value to another Section 403(b) plan.

Income Tax Withholding

         We are required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from qualified Contracts, excluding IRAs, with the exception of :

1.       required minimum distributions, or
2. a series of substantially equal periodic payments made over a period of at least 10 years, or
3.       over the life (joint lives) of the participant (and beneficiary).

     Glenbrook Life may be required to withhold federal and state income taxes on any distributions from nonqualified Contracts, or qualified Contracts that are not eligible rollover distributions, unless you notify us of your election not to have taxes withheld.

General Matters

Owner

         The Owner ("you") has the sole right to exercise all rights and privileges under the Contract, except as otherwise provided in the Contract. Both a nonnatural and natural person cannot jointly own the Contract.

Beneficiary

         Subject to the terms of any irrevocable beneficiary designation, you may change the beneficiary at any time by sending us written notice. Any change will be effective at the time you sign the notice, whether or not the annuitant is living when we receive the change. We will not be liable for any payment or settlement made before we receive the written notice.

         Unless otherwise provided in the beneficiary designation, if a beneficiary predeceases the Owner and there are no other surviving beneficiaries, then the new beneficiary will be the Owner's spouse. If the spouse predeceases the Owner then, the Owner's living children (in equal shares). If all are deceased, then the Owner's estate.

         Multiple beneficiaries may be named. Unless otherwise provided in the beneficiary designation, if more than one beneficiary survives the Owner, then the surviving beneficiaries will share equally in any amounts due.

Assignments

         We will not honor an assignment of an interest in a Contract as collateral or security for a loan. The Owner may assign annuity income payments under the Contract before the Payout Start Date. No beneficiary may assign benefits under the Contract until they are due. We will not be bound by an assignment unless it is signed by the assignor and filed with us. We are not responsible for the validity of an assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments.

Delay of Payments

         Payment of any amounts due from the Variable Account under the Contract will be made within seven days, unless:

o The NYSE is closed for other than usual weekends or holidays, or trading on the NYSE is otherwise restricted;
o        An emergency exists as defined by the SEC; or
o        The SEC permits delay for the protection of the Owners.

         Payments or transfers from the fixed account may be delayed for up to 6 months.

Modification

         We cannot modify the Contract without your consent, except:

o        to make the Contract meet the requirements of the 1940 Act;
o        to make the Contract comply with any changes in the Code; or
o to make any changes required by the Code or by any other applicable law.

Customer Inquiries

         If you would like additional information, please contract a representative of Glenbrook Life or call us at:

Scudder Horizon Advantage
Customer Service Center
P.O. Box 80469
Lincoln, NE 68501-0469
(800) 242-4402 (Scudder Direct)
(800) 257-9576 (AARP Investment Program Members)

Overnight Mailing Address:
Scudder Horizon Advantage
Customer Service Center
2940 S. 84th Street
Lincoln, NE 65806

Distribution of the Contracts

         ALFS, Inc. ("ALFS"), 3100 Sanders Road, Northbrook, Illinois, a wholly owned subsidiary of Allstate Life Insurance Company, acts as the principal underwriter of the Contracts. ALFS is registered with the SEC as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. ("NASD").

         ALFS has contracted with Scudder Investors Services, Inc. ("Scudder") for Scudder's services in connection with the distribution of the Contract. Scudder is registered with the SEC as a broker-dealer under the 1934 Act and is a member of the NASD. Individuals directly involved in the sale of the Contract are registered representatives of Scudder and appointed licensed agents of Glenbrook Life. The principal address of Scudder is Two International Place, Boston, Massachusetts 02110-4103.

         The underwriting agreement with ALFS provides for indemnification of ALFS by us for liability to Owners arising out of services rendered or Contracts issued.

Voting Rights

         The Owner or anyone with a voting interest in a sub-account may instruct us on how to vote at Fund shareholder meetings. We will solicit and cast each vote according to the procedures set up by a Fund and to the extent required by law. We reserve the right to vote the eligible shares in our own right, if subsequently permitted by the 1940 Act, its regulations or interpretations thereof.

         We will vote Fund shares for which no timely instructions were received in proportion to the voting instructions which we receive with respect to all Contracts participating in that sub-account. We will apply voting instructions to abstain on a pro-rata basis to reduce the votes eligible to be cast.

         Before the Payout Start Date, you hold the voting interest in the sub-account. We will determine the number of your votes by dividing your Contract's value in the sub-account by the net asset value per share of the applicable portfolio.

         After the Payout Start Date, the person receiving variable income payments has the voting interest and the votes decrease as income payments are made and the reserves for the Contract decrease. That person's number of votes will be determined by dividing the reserve for such Contract allocated to the applicable sub-account by the net asset value per share of the corresponding eligible portfolio.

General Provisions

Legal Proceedings

         From time to time we are involved in pending and threatened litigation in the normal course of our business in which claims for monetary damages are asserted. Management, after consultation with legal counsel, does not anticipate the ultimate liability arising from such pending or threatened litigation to have a material effect on our financial condition.

Financial Statements

         Our financial statements and the financial statements of the Variable Account are included in the SAI.

Legal Matters

         Foley & Lardner has provided advice on certain federal securities law matters. Michael J. Velotta, General Counsel of Glenbrook Life, has passed upon all matters of state law pertaining to the Contracts, including the validity of the Contracts and our right to issue such Contracts under state insurance law.

Statement of Additional Information

Table of Contents

ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS...........................1
REINVESTMENT...................................................................1
THE CONTRACT...................................................................1
PURCHASE OF CONTRACTS..........................................................1
PERFORMANCE DATA...............................................................2
      Money Market Sub-Account Yields..........................................2
      Other Sub-Account Yields.................................................3
STANDARDIZED TOTAL RETURNS.....................................................4
OTHER PERFORMANCE DATA.........................................................5
      Cumulative Total Returns.................................................5
      Adjusted Historical Portfolio Total Returns..............................5
      Without the Enhanced Death Benefit.......................................6
      With the Enhanced Death Benefit..........................................6
TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)...................7
PREMIUM TAXES..................................................................7
TAX RESERVES...................................................................7
INCOME PAYMENTS................................................................7
      Calculation of Variable Annuity Unit Values..............................7
GENERAL MATTERS................................................................8
      Incontestability.........................................................8
      Settlements..............................................................8
      Safekeeping of the Variable Account's Assets.............................8
FEDERAL TAX MATTERS............................................................9
      Introduction.............................................................9
      Taxation of Glenbrook Life and Annuity Company...........................9
      Exceptions to the Non-natural Owner Rule.................................9
      IRS Require Distribution at Death Rules.................................10
      Qualified Plans.........................................................10
      Types of Qualified Plans................................................10
           IRAs...............................................................11
           Roth IRAs..........................................................11
           Simplified Employee Pension Plans..................................11
           Savings Incentive Match Plans for Employees
           (SIMPLE Plans).....................................................12
           Tax Sheltered Annuities............................................12
           Corporate and Self-Employed Pension and Profit
           Sharing Plans......................................................12
           State and Local Government and Tax-Exempt
           Organization ......................................................13
           Deferred Compensation Plans........................................13

EXPERTS.......................................................................13
FINANCIAL STATEMENTS..........................................................13

Condensed Financial Information

        The following condensed financial information shows accumulation unit values for each sub-account for each year since the sub-account started operation. Accumulation unit value is the unit we use to calculate the value of your interest in a sub-account. Accumulation unit value does not reflect the deduction of certain charges that we subtract from your Contract Value. The data is obtained from the audited financial statement of the Variable Account that can be found in the SAI.

Base Policy*

Balanced Sub-Account

-------------- ------------------ ------------------ ------------------------
               Accumulation       Accumulation       Number of accumulation
               unit value at      unit value at      units outstanding at the
               beginning of year  the end of the     end of the year
                                      year

-------------- ------------------ ------------------ ------------------------
-------------- ------------------ ------------------ ------------------------
1998**              $10.000            $10.622                  1,848
-------------- ------------------ ------------------ ------------------------
-------------- ------------------ ------------------ ------------------------
1999                $10.622            $12.164                 176,670
-------------- ------------------ ------------------ ------------------------
-------------- ------------------ ------------------ ------------------------
2000                $12.164            $11.835                 245,975
-------------- ------------------ ------------------ ------------------------

Bond Sub-Account

-------------- ------------------ ------------------ ------------------------
               Accumulation       Accumulation       Number of accumulation
               unit value at      unit value at      units outstanding at the
               beginning of year  the end of the     end of the year
                                      year

-------------- ------------------ ------------------ ------------------------
-------------- ------------------ ------------------ ------------------------
1998**              $10.000            $9.994                    806
-------------- ------------------ ------------------ ------------------------
-------------- ------------------ ------------------ ------------------------
1999                $9.994             $9.830                  33,053
-------------- ------------------ ------------------ ------------------------
-------------- ------------------ ------------------ ------------------------
2000                $9.830             $10.792                 81,335
-------------- ------------------ ------------------ ------------------------


Capital Growth Sub-Account

-------------- ------------------ ------------------ ------------------------
               Accumulation       Accumulation       Number of accumulation
               unit value at      unit value at      units outstanding at the
               beginning of year  the end of the     end of the year
                                      year

-------------- ------------------ ------------------ ------------------------
-------------- ------------------ ------------------ ------------------------
1998**              $10.000            $10.709                   752
-------------- ------------------ ------------------ ------------------------
-------------- ------------------ ------------------ ------------------------
1999                $10.709            $14.381                 116,096
-------------- ------------------ ------------------ ------------------------
-------------- ------------------ ------------------ ------------------------
2000                $14.381            $12.867                 183,859
-------------- ------------------ ------------------ ------------------------

Global Discovery Sub-Account

-------------- ------------------ ------------------ ------------------------
               Accumulation       Accumulation       Number of accumulation
               unit value at      unit value at      units outstanding at
               beginning of year  the end of the     the end of the year
                                      year

-------------- ------------------ ------------------ ------------------------
-------------- ------------------ ------------------ ------------------------
1998**              $10.000            $10.858                 --
-------------- ------------------ ------------------ ------------------------
-------------- ------------------ ------------------ ------------------------
1999                $10.858            $17.887               22,009
-------------- ------------------ ------------------ ------------------------
-------------- ------------------ ------------------ ------------------------
2000                $17.887            $16.82                70,051
-------------- ------------------ ------------------ ------------------------

Growth and Income Sub-Account

-------------- ------------------ ------------------ ------------------------
               Accumulation       Accumulation       Number of accumulation
               unit value at      unit value at      units outstanding at
               beginning of year  the end of the     the end of the year
                                      year

-------------- ------------------ ------------------ ------------------------
-------------- ------------------ ------------------ ------------------------
1998**              $10.000            $10.047                 803
-------------- ------------------ ------------------ ------------------------
-------------- ------------------ ------------------ ------------------------
1999                $10.047            $10.584               96,973
-------------- ------------------ ------------------ ------------------------
-------------- ------------------ ------------------ ------------------------
2000                $10.584            $10.290               146,339
-------------- ------------------ ------------------ ------------------------

International Sub-Account

-------------- ------------------ ------------------ ------------------------
               Accumulation       Accumulation       Number of accumulation
               unit value at      unit value at      units outstanding at
               beginning of year  the end of the     the end of the year
                                      year

-------------- ------------------ ------------------ ------------------------
-------------- ------------------ ------------------ ------------------------
1998**              $10.000            $10.378                 --
-------------- ------------------ ------------------ ------------------------
-------------- ------------------ ------------------ ------------------------
1999                $10.378            $15.924               61,817
-------------- ------------------ ------------------ ------------------------
-------------- ------------------ ------------------ ------------------------
2000                $15.924            $12.382               93,846
-------------- ------------------ ------------------ ------------------------

Growth Sub-Account****

--------------- ------------------ ------------------- ----------------------
                Accumulation       Accumulation unit   Number of
                unit value at      value at the end    accumulation units
                beginning of year  of the year         outstanding at the
                                                       end of the year
--------------- ------------------ ------------------- ----------------------
--------------- ------------------ ------------------- ----------------------
1998                   --                 --                    --
--------------- ------------------ ------------------- ----------------------
--------------- ------------------ ------------------- ----------------------
1999***              $10.000            $13.536               23,676
--------------- ------------------ ------------------- ----------------------
--------------- ------------------ ------------------- ----------------------
2000                 $13.536            $11.070               84,207
--------------- ------------------ ------------------- ----------------------

Money Market Sub-Account

-------------- ------------------ ------------------ ------------------------
               Accumulation       Accumulation       Number of accumulation
               unit value at      unit value at      units outstanding at
               beginning of year  the end of the     the end of the year
                                      year

-------------- ------------------ ------------------ ------------------------
-------------- ------------------ ------------------ ------------------------
1998**              $10.000            $10.035                3,111
-------------- ------------------ ------------------ ------------------------
-------------- ------------------ ------------------ ------------------------
1999                $10.035            $10.464               89,890
-------------- ------------------ ------------------ ------------------------
-------------- ------------------ ------------------ ------------------------
2000                $10.464            $11.039               319,420
-------------- ------------------ ------------------ ------------------------

21st Century Growth Sub-Account

--------------- ------------------ -------------------- ---------------------
                Accumulation       Accumulation unit    Number of
                unit value at      value at the end     accumulation units
                beginning of year  of the year          outstanding at the
                                                        end of the year
--------------- ------------------ -------------------- ---------------------
--------------- ------------------ -------------------- ---------------------
1998                   --                  --                   --
--------------- ------------------ -------------------- ---------------------
--------------- ------------------ -------------------- ---------------------
1999***              $10.000             $17.584               9,838
--------------- ------------------ -------------------- ---------------------
--------------- ------------------ -------------------- ---------------------
2000                 $17.584             13.518                73,620
--------------- ------------------ -------------------- ---------------------

* The accumulation unit values in the tables reflect a mortality and expense risk charge of 0.40% and an administrative expense charge of 0.30%.

** From commencement of the sub-account on November 30, 1998.

*** From commencement of the sub-account on May 3, 1999.

**** Prior to May 1, 2001, the Growth Sub-Account was named the Large Company Growth Sub-Account.

Base Policy with Enhanced Death Benefit*

Balanced Sub-Account

-------------- ------------------ ------------------ ------------------------
               Accumulation       Accumulation       Number of accumulation
               unit value at      unit value at      units outstanding at
               beginning of year  the end of the     the end of the year
                                      year

-------------- ------------------ ------------------ ------------------------
-------------- ------------------ ------------------ ------------------------
1998**              $10.000            $10.621                 --
-------------- ------------------ ------------------ ------------------------
-------------- ------------------ ------------------ ------------------------
1999                $10.621            $12.150                39727
-------------- ------------------ ------------------ ------------------------
-------------- ------------------ ------------------ ------------------------
2000                $12.150            $11.810               73,488
-------------- ------------------ ------------------ ------------------------

Bond Sub-Account

-------------- ------------------ ------------------ ------------------------
               Accumulation       Accumulation       Number of accumulation
               unit value at      unit value at      units outstanding at
               beginning of year  the end of the     the end of the year
                                      year

-------------- ------------------ ------------------ ------------------------
-------------- ------------------ ------------------ ------------------------
1998**              $10.000            $9.993                  --
-------------- ------------------ ------------------ ------------------------
-------------- ------------------ ------------------ ------------------------
1999                $9.993             $9.819                 3,220
-------------- ------------------ ------------------ ------------------------
-------------- ------------------ ------------------ ------------------------
2000                $9.819             $10.769                4,112
-------------- ------------------ ------------------ ------------------------

Capital Growth Sub-Account

-------------- ------------------ ------------------ ------------------------
               Accumulation       Accumulation       Number of accumulation
               unit value at      unit value at      units outstanding at
               beginning of year  the end of the     the end of the year
                                      year

-------------- ------------------ ------------------ ------------------------
-------------- ------------------ ------------------ ------------------------
1998**              $10.000            $10.708                 --
-------------- ------------------ ------------------ ------------------------
-------------- ------------------ ------------------ ------------------------
1999                $10.708            $14.366               52,287
-------------- ------------------ ------------------ ------------------------
-------------- ------------------ ------------------ ------------------------
2000                $14.366            $12.840               83,099
-------------- ------------------ ------------------ ------------------------

Global Discovery Sub-Account

-------------- ------------------ ------------------ ------------------------
               Accumulation       Accumulation       Number of accumulation
               unit value at      unit value at      units outstanding at
               beginning of year  the end of the     the end of the year
                                      year

-------------- ------------------ ------------------ ------------------------
-------------- ------------------ ------------------ ------------------------
1998**              $10.000            $10.857                 --
-------------- ------------------ ------------------ ------------------------
-------------- ------------------ ------------------ ------------------------
1999                $10.857            $17.867                8,007
-------------- ------------------ ------------------ ------------------------
-------------- ------------------ ------------------ ------------------------
2000                $17.867            $16.788               36,312
-------------- ------------------ ------------------ ------------------------

Growth and Income Sub-Account

-------------- ------------------ ------------------ ------------------------
               Accumulation       Accumulation       Number of accumulation
               unit value at      unit value at      units outstanding at
               beginning of year  the end of the     the end of the year
                                      year

-------------- ------------------ ------------------ ------------------------
-------------- ------------------ ------------------ ------------------------
1998**              $10.000            $10.046                 --
-------------- ------------------ ------------------ ------------------------
-------------- ------------------ ------------------ ------------------------
1999                $10.046            $10.572               34,057
-------------- ------------------ ------------------ ------------------------
-------------- ------------------ ------------------ ------------------------
2000                $10.572            $10.628               30,579
-------------- ------------------ ------------------ ------------------------

International Sub-Account

-------------- ------------------ ------------------ ------------------------
               Accumulation       Accumulation       Number of accumulation
               unit value at      unit value at      units outstanding at
               beginning of year  the end of the     the end of the year
                                      year

-------------- ------------------ ------------------ ------------------------
-------------- ------------------ ------------------ ------------------------
1998**              $10.000            $10.378                 --
-------------- ------------------ ------------------ ------------------------
-------------- ------------------ ------------------ ------------------------
1999                $10.378            $15.907               18,247
-------------- ------------------ ------------------ ------------------------
-------------- ------------------ ------------------ ------------------------
2000                $15.907            $12.356               37,432
-------------- ------------------ ------------------ ------------------------

Growth Sub-Account****

--------------- ------------------ ------------------- ----------------------
                Accumulation       Accumulation unit   Number of
                unit value at      value at the end    accumulation units
                beginning of year  of the year         outstanding at the
                                                       end of the year
--------------- ------------------ ------------------- ----------------------
--------------- ------------------ ------------------- ----------------------
1998                   --                 --                    --
--------------- ------------------ ------------------- ----------------------
--------------- ------------------ ------------------- ----------------------
1999***              $10.000            $13.527                6,372
--------------- ------------------ ------------------- ----------------------
--------------- ------------------ ------------------- ----------------------
2000                 $13.527            $11.051               30,850
--------------- ------------------ ------------------- ----------------------

Money Market Sub-Account

-------------- ------------------ ------------------ ------------------------
               Accumulation       Accumulation       Number of accumulation
               unit value at      unit value at      units outstanding at
               beginning of year  the end of the     the end of the year
                                      year

-------------- ------------------ ------------------ ------------------------
-------------- ------------------ ------------------ ------------------------
1998**              $10.000            $10.035                 --
-------------- ------------------ ------------------ ------------------------
-------------- ------------------ ------------------ ------------------------
1999                $10.035            $10.452               14,201
-------------- ------------------ ------------------ ------------------------
-------------- ------------------ ------------------ ------------------------
2000                $10.452            $11.016               34,256
-------------- ------------------ ------------------ ------------------------

21st Century Growth Sub-Account

--------------- ------------------ ------------------- ----------------------
                Accumulation       Accumulation unit   Number of
                unit value at      value at the end    accumulation units
                beginning of year  of the year         outstanding at the
                                                       end of the year
--------------- ------------------ ------------------- ----------------------
--------------- ------------------ ------------------- ----------------------
1998                   --                 --                    --
--------------- ------------------ ------------------- ----------------------
--------------- ------------------ ------------------- ----------------------
1999***              $10.000            $17.573                4,785
--------------- ------------------ ------------------- ----------------------
--------------- ------------------ ------------------- ----------------------
2000                 $17.573            $13.496               37,685
--------------- ------------------ ------------------- ----------------------

* The accumulation unit values in the tables reflect a mortality and expense risk charge of 0.50% and an administrative expense charge of 0.30%.

** From commencement of the sub-account on November 30, 1998.

*** From commencement of the sub-account on May 3, 1999.

**** Prior to May 1, 2001, the Growth Sub-Account was named the Large Company
     Growth Sub-Account.

                       Statement of Additional Information

                                     For the

                   Scudder Horizon Advantage Variable Annuity

    Individual and Group Flexible Premium Variable Deferred Annuity Contracts

                                 Issued Through

                   Glenbrook Life Scudder Variable Account (A)

                                   Offered by

                       Glenbrook Life and Annuity Company
                             Customer Service Center
                                  PO Box 80469
                             Lincoln, NE 68501-0469

                                Overnight Address
                               2940 S. 84th Street
                                Lincoln, NE 68506

                        (800) 242-4402 (Scudder Direct)
                (800) 257-9576 (AARP Investment Program Members)
                                   -----------

This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Scudder Horizon Advantage Variable Annuity, a flexible premium variable deferred annuity (the "Contract") offered by Glenbrook Life and Annuity Company ("Company", "we," "us"). We are a wholly owned subsidiary of Allstate Life Insurance Company.

You may obtain a copy of the Prospectus dated May 1, 2001, by calling 1-800-242-4402 or writing to us at the address listed above.

       This Statement of Additional Information is not a prospectus and should be read only in conjunction with the Prospectus for the Contract.

                                Dated May 1, 2001

              Statement of Additional Information Table of Contents


ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS...........................1
REINVESTMENT...................................................................1
THE CONTRACT...................................................................1
PURCHASE OF CONTRACTS..........................................................1
PERFORMANCE DATA...............................................................2
      Money Market Sub-Account Yields..........................................2
      Other Sub-Account Yields.................................................3
STANDARDIZED TOTAL RETURNS.....................................................4
OTHER PERFORMANCE DATA.........................................................5
      Cumulative Total Returns.................................................5
      Adjusted Historical Portfolio Total Returns..............................5
      Without the Enhanced Death Benefit.......................................6
      With the Enhanced Death Benefit..........................................6
TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)...................7
PREMIUM TAXES..................................................................7
TAX RESERVES...................................................................7
INCOME PAYMENTS................................................................7
      Calculation of Variable Annuity Unit Values..............................7
GENERAL MATTERS................................................................8
      Incontestability.........................................................8
      Settlements..............................................................8
      Safekeeping of the Variable Account's Assets.............................8
FEDERAL TAX MATTERS............................................................9
      Introduction.............................................................9
      Taxation of Glenbrook Life and Annuity Company...........................9
      Exceptions to the Non-natural Owner Rule.................................9
      IRS Require Distribution at Death Rules.................................10
      Qualified Plans.........................................................10
      Types of Qualified Plans................................................10
           IRAs...............................................................11
           Roth IRAs..........................................................11
           Simplified Employee Pension Plans..................................11
           Savings Incentive Match Plans for Employees
           (SIMPLE Plans).....................................................12
           Tax Sheltered Annuities............................................12
           Corporate and Self-Employed Pension and Profit
           Sharing Plans......................................................12
           State and Local Government and Tax-Exempt
           Organization ......................................................13
           Deferred Compensation Plans........................................13

EXPERTS.......................................................................13
FINANCIAL STATEMENTS..........................................................13

              Additions, Deletions or Substitutions of Investments

     We retain the right, subject to any applicable law, to make additions to, deletions from or substitutions for the Fund shares held by any sub-account. We also reserve the right to eliminate the shares of any of the Funds and to substitute shares of another portfolio of the Fund, or of another open-end, registered investment company, if the shares of the portfolio are no longer available for investment, or if, in our judgment, investment in any portfolio would become inappropriate in view of the purposes of the Variable Account.

     Substitutions of shares in a sub-account will not be made until you have been notified of the change, and until the Securities and Exchange Commission has approved the change, to the extent such notification and approval are required by the Investment Company Act of 1940 (the "Act"). Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Owners.

     We may also establish additional sub-accounts of the Variable Account. Each additional sub-account would purchase shares in a new portfolio of the Fund or in another underlying Fund. New sub-accounts may be established when, in our sole discretion, marketing needs or investment conditions warrant. Any new sub-accounts offered in conjunction with the Contract will be made available to existing Owners as determined by the Company. We may also eliminate one or more sub-accounts if, in its sole discretion, marketing, tax or investment conditions so warrant.

     In the event of any such substitution or change, we may, by appropriate endorsement, make such changes in the Contract as may be necessary or appropriate to reflect such substitution or change. If deemed to be in the best interests of persons having voting rights under the policies, the Variable Account may be operated as a management company under the Act or it may be deregistered under the Act in the event registration is no longer required.

                                  Reinvestment

     All dividends and capital gains distributions from the portfolios are automatically reinvested in shares of the distributing portfolio at its net asset value.

                                  The Contract

Purchase of Contracts

     We offer the Contracts to the public through brokers licensed under the federal securities laws and state insurance laws. The Contracts are distributed through the principal underwriter for the Variable Account, ALFS, Inc., an affiliate of Glenbrook Life. The offering of the Contracts is continuous and we do not anticipate discontinuing the offering of the Contracts. However, we reserve the right to discontinue the offering of the Contracts.

                                Performance Data

From time to time the Variable Account may publish advertisements containing performance data relating to its sub-accounts. The performance data for the sub-accounts (other than for the Scudder Money Market sub-account) will always be accompanied by total return quotations. Performance figures used by the Variable Account are based on actual historical performance of its sub-accounts for specific periods, and the figures are not intended to indicate future performance.

The performance data based on periods before the date the Sub-Accounts began operations, when disclosed, are based on the performance of the Portfolios adjusted to reflect the level of Contract charges equal to those currently assessed against the Sub-Accounts. The Sub-Accounts and Portfolios commenced operations, as indicated:


       Sub-Account/Portfolio            Sub-Account           Portfolio
       ---------------------           --------------         ----------
           Bond                        November 30, 1998       July 16, 1985
           Balanced                    November 30, 1998       July 16, 1985
           Capital Growth              November 30, 1998       July 16, 1985
           International               November 30, 1998       May 1, 1987
           Growth and Income           November 30, 1998       May 2, 1994
           Global Discovery            November 30, 1998       May 1, 1996
           Growth 1/2/                 May 3, 1999             May 3, 1999
           21st Century Growth         May 3, 1999             May 3, 1999

1/ Prior to May 1, 2001, the Growth Sub-Account was named the Large Company Growth Sub-Account.

2/ Effective May 1, 2001, the Large Company Growth Portfolio of the Scudder Variable Series I merged into the Scudder Variable Series II Growth Portfolio.

     The Variable Account may also advertise the performance of the sub-accounts relative to certain performance rankings and indices compiled by independent organizations, such as:

(a) Lipper Analytical Services, Inc.;
(b) the Standard & Poor's 500 Composite Stock Price Index ("S & P 500");
(c) A.M. Best Company;
(d) Bank Rate Monitor; and
(e) Morningstar.



Money Market Sub-account Yields

     The Current Yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) at the end of the seven-day period in the value of a hypothetical account under a Contract having a balance of 1 unit of the Money Market sub-account at the beginning of the period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the Portfolio attributable to the hypothetical account and (ii) charges and deductions imposed under the Contract that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for the mortality and expense risk charge (0.40% for Contracts with the standard Death Benefit and 0.50% for Contracts with the Enhanced Death Benefit) and an administrative expense charge of 0.30%.

Current Yield is calculated according to the following formula:

                Current Yield = ((NCS - ES) / W) x (365/7)

We may also disclose the Effective Yield of the Money Market sub-account for the same seven-day period, determined on a compounded basis. The seven-day Effective Yield is calculated by compounding the unannualized base period return according to the following formula:

                Effective Yield = (1 + ((NCS - ES)/UV))(365/7) -1

Where, for both formulas:

NCS = The net change in the value of the Portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and exclusive of income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of one sub-account unit under a Contract.

ES = Per unit expenses of the sub-account for the Contracts for the seven-day period.

UV = The unit value for a Contract on the first day of the seven-day period.

     The Current and Effective Yield on amounts held in the Money Market sub-account normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Money Market sub-account's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity, the types and quality of portfolio securities held, and the operating expenses.

Other Sub-account Yields

     The 30-Day Yield refers to income generated by the Bond sub-account over a specific 30-day period. Because the yield is annualized, the yield generated during the 30-day period is assumed to be generated each 30-day period over a 12-month period. The yield is computed by: (i) dividing the net investment income of the Portfolio attributable to the Sub-account units less sub-account expenses attributable to the Contracts for the period, by (ii) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period, by (iii) compounding that yield for a 6-month period, and by (iv) multiplying that result by 2. Expenses attributable to the Bond sub-account for the Contracts include the mortality and expense risk charge (0.40% for Contracts with the standard Death Benefit and 0.50% for Contracts with the Enhanced Death Benefit) and an administrative expense charge of 0.30%.


The 30-Day Yield is calculated according to the following formula:

30-Day Yield  = 2 x (((NI-ES) / (U x UV)) + 1)(to the power of 6)- 1)

Where:

NI = Net income of the portfolio for the 30-day period attributable to the Sub-account's units.

ES   = Expenses of the Sub-account for the Contracts for the 30-day period.

U = The average daily number of units outstanding attributable to the Contracts.

UV = The unit value for a Contract at the close (highest) of the last day in the 30-day period.

     The 30-Day Yield on amounts held in the Bond Sub-account normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Bond Sub-account's actual yield is affected by the types and quality of portfolio securities held by the Portfolio, and its operating expenses.







                           Standardized Total Returns



We may disclose Standard Average Annual Total Returns ("Total Returns") for one or more of the Sub-Accounts for one, five and ten years and for a period from the date of commencement of the Sub-Account's operations if shorter than any of the foregoing. Total Returns for other periods of time may, from time to time, also be disclosed. Based on the method of calculation described below, the Total Returns for the Sub-Accounts are set out below. No Total Returns are shown for the Money Market Sub-Account.

For periods shown, the Growth Variable Sub-Account was invested in the Scudder Large Company Growth Portfolio. On May 1, 2001, the Scudder Large Company Growth Portfolio merged with the Scudder Variable Series II Growth Portfolio in order to streamline the management and operations of the Portfolio. For administrative convenience, we made a corresponding change in the name of the Variable Sub-Account.

Without the Enhanced Death Benefit


                                                                                       Ten Year Period
                              One Year Period              Five Year Period           Ending 12/31/00 or
Sub-Account1/                 Ending 12/31/00               Ending 12/31/002/          Since Inception2/
-------------------          -------------------         --------------------          ----------------
Fund

Bond                               9.79%                    N/A                              7.92%
Balanced                          -2.71%                    N/A                             18.35%
Capital Growth                   -10.53%                    N/A                             28.67%
International                    -22.25%                    N/A                             23.81%
Growth and Income                 -2.78%                    N/A                              2.90%
Global Discovery                  -5.95%                    N/A                             68.23%
Growth3/                         -18.22%                    N/A                             10.70%
21st Century Growth              -23.13%                    N/A                             35.18%





With the Enhanced Death Benefit

                                                                                        Ten Year Period
                             One Year Period               Five Year Period           Ending 12/31/00 or
Sub-Account1/                Ending 12/31/00               Ending 12/31/002/            Since Inception2/
--------------------         --------------------         -------------------        --------------------
Fund

Bond                                9.68%                      N/A                          7.69%
Balanced                            -2.8%                      N/A                         18.10%
Capital Growth                    -10.62%                      N/A                         28.40%
International                     -22.33%                      N/A                         23.56%
Growth and Income                  -2.88%                      N/A                          2.68%
Global Discovery                   -6.04%                      N/A                         67.88%
Growth3/                          -18.31%                      N/A                         10.51%
21st Century Growth               -23.20%                      N/A                         34.96%



1/ The inception date for each of the Sub-Accounts appears under "Performance Data," above.

2/ Five-Year and Ten-Year Average Annual Total Returns are not available for any of the Sub-Accounts as they all began operations on or after November 1, 1998.

3/ Prior to May 1, 2001 the Growth Sub-Account was named the Large Company Growth Sub-Account.

Total Returns represent the average annual compounded rates of return that would equate a single investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which Total Return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication, and will be stated in the communication.

We will calculate Total Returns using Sub-Account Unit Values which Glenbrook Life and Annuity Company calculates on each Valuation Date based on the performance of the Sub-Account's underlying Portfolio, and the deductions for the Contract Administration charge of 0.30% and a Mortality and Expense Risk Charge of 0.40% without the enhanced death benefit, or a Mortality and Expense Risk Charge of 0.50% with the enhanced death benefit. The Total Return is calculated according to the following formula:

                  TR=(ERV / P )(to the power of 1 / N) - 1

Where:

TR       = The  average  annual  total  return  net of  Sub-Account  recurring charges for the Contracts.

ERV      = The ending redeemable value of the hypothetical  account at the end of the period.

P        =  A hypothetical single payment of $1,000.
N        =  The number of years in the period.




                             Other Performance Data

Cumulative Total Returns

We may also disclose Cumulative Total Returns for periods before the date that the Sub-Accounts began operations. For periods before the date the Sub-Accounts began operations, cumulative performance information is calculated based on the performance of the underlying Portfolios adjusted to reflect all current fees under the Contract, including a Contract Administration Charge of 0.30%, and a Mortality and Expense Risk Charge of 0.40% without the enhanced death benefit, or a Mortality and Expense Risk Charge of 0.50% with the enhanced death benefit. Based on the method of calculation described below, the Cumulative Total Returns for the Sub-Accounts for the periods ending December 31, 2000, are set out below. No Cumulative Total Returns are shown for the Money Market Sub-Account.

Prior to May 1, 2001, the Growth Sub-Account was named the Large Company Growth Sub-Account. Therefore, the Cumulative Total Returns for the Growth Variable Sub-Account are based on the performance of the Growth Portfolio. These figures do not reflect the performance of the Large Company Growth Portfolio in which the Variable Sub-Account invested prior to May 1, 2001.

Without the Enhanced Death Benefit


                                                                                Ten Year Period
                                 One Year Period           Five Year Period       Ending 12/31/00 or
Sub-Account1/                     Ending 12/31/00           Ending 12/31/002/       Since Inception2/
--------------------             ----------------         ------------------      ------------------
Fund

Bond                                   9.79%                  26.39%                   94.21%
Balanced                              -2.71%                  86.75%                  226.41%
Capital Growth                       -10.53%                 136.42%                  376.23%
International                        -22.25%                  73.25%                  171.59%
Growth and Income                     -2.78%                  70.84%                    2.90%
Global Discovery                      -5.95%                   N/A                     68.23%
Growth3/                             -18.22%                   N/A                     10.70%
21st Century Growth                  -23.13%                   N/A                     35.18%



With the Enhanced Death Benefit

                                                                                   Ten Year Period
                                One Year Period            Five Year Period       Ending 12/31/00 or
Sub-Account1/                    Ending 12/31/00            Ending 12/31/002/       Since Inception2/
--------------------            ----------------          ------------------      ------------------
Fund

Bond                                  9.68%                    25.75%                19.27%
Balanced                             -2.80%                    85.81%               223.15%
Capital Growth                      -10.62%                   135.23%               371.46%
International                       -22.33%                    72.38%               171.59%
Growth and Income                    -2.88%                    69.98%                 2.68%
Global Discovery                     -6.04%                     N/A                  67.88%
Growth3/                            -18.31%                     N/A                  10.51%
21st Century Growth                 -23.20%                     N/A                  84.96%


1/ The inception date for each of the Sub-Accounts or Portfolios appears under "Performance Data," above.

2/ Five-Year and Ten-Year Cumulative Total Returns are not available for any of the Sub-Accounts as they all began operations on or after November 1, 1998. Therefore, Five-Year and Ten-Year Cumulative Total Returns are based on the inception dates of the portfolios underlying those Sub-Accounts, where available.

3/Prior to May 1, 2001, the Growth Sub-Account was named the Large Company Growth Sub-Account.




The Cumulative Total Returns are calculated using the following formula:

                              CTR = (ERV / P) - 1
Where:

CTR       = The Cumulative Total Return net of Sub-Account  recurring  charges for the period.

ERV       = The ending redeemable value of the hypothetical  investment at the end of the period.

P         = A hypothetical single payment of $1,000.


All non-standard performance data will only be disclosed if the standard performance data for the required periods is also disclosed.


Adjusted Historical Total Returns

We may also disclose total return for periods before the date that the Sub-Accounts began operations. For periods before the date the Sub-Accounts began operations, adjusted historical performance information is calculated using the performance of the underlying Portfolios adjusted to reflect some or all of the charges equal to those currently assessed under the Contract.

In the tables below, average annual total returns for the Portfolios were reduced by all current fees and charges under the Contract, including a Contract Administration Charge of 0.30%, and a Mortality and Expense Risk Charge of 0.40% without the enhanced death benefit or a Mortality and Expense Risk Charge of 0.50% with the enhanced death benefit. No average annual total returns are shown for the Money Market Sub-Account.

Prior to May 1, 2001, the Growth Sub-Account was named the Large Company Growth Sub-Account. Therefore, the adjusted historical performance figures for the Growth Variable Sub-Account are based on the historical performance of the Growth Portfolio. These figures do not reflect the performance of the Large Company Growth Portfolio in which the Variable Sub-Account invested prior to May 1, 2001.


Without the Enhanced Death Benefit

                                                                                    Ten Year Period
                              One Year Period           Five Year Period           Ending 12/31/00 or
Sub-Account1/                  Ending 12/31/00           Ending 12/31/002/           Since Inception2/
----------------              ----------------          -----------------          ------------------
Bond                               -9.79%                      4.80%                        6.86%
Balanced                           -2.71%                     13.31%                       12.56%
Capital Growth                    -10.53%                     18.78%                       16.89%
International                     -22.25%                     11.62%                       10.62%
Growth and Income                  -2.78%                     11.31%                       13.57%
Global Discovery                   -5.95%                      N/A                         17.24%
Growth3/                          -18.22%                      N/A                          6.32%
21st Century Growth               -23.13%                      N/A                         19.92%




With the Enhanced Death Benefit

                                                                                     Ten Year Period
                             One Year Period             Five Year Period           Ending 12/31/00 or
Sub-Account1/                 Ending 12/31/00             Ending 12/31/002/           Since Inception2/
-------------------          ----------------            ------------------         ------------------
Bond                               9.68%                        4.69%                       6.76%
Balanced                          -2.80%                       13.19%                      12.45%
Capital Growth                   -10.62%                       18.66%                      16.77%
International                    -22.33%                       11.51%                      10.51%
Growth and Income                 -2.88%                       11.19%                      13.45%
Global Discovery                  -6.04%                        N/A                        17.12%
Growth3/                         -18.31%                        N/A                         6.21%
21st Century Growth              -23.20%                        N/A                        19.80%




1/ The inception date for each of the Sub-Accounts or Portfolios appears under "Performance Data," above.

2/ Five-Year and Ten-Year Cumulative Total Returns are not available for any of the Sub-Accounts as they all began operations on or before November 1, 1998. Therefore, Five-Year and Ten-Year Cumulative Total Returns are based on the inception dates of the portfolios underlying those Sub-Accounts, where available.

3/Prior to May 1, 2001, the Growth Sub-Account was named the Large Company Growth Sub-Account.









Tax-Free Exchanges (1035 Exchanges, Rollovers and Transfers)

     We accept purchase payments that are the proceeds of a contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code. Except as required by federal law in calculating the basis of the contract, we do not differentiate between Section 1035 purchase payments and non-Section 1035 purchase payments.

     We also accept "rollovers" and transfers from contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among Non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer or pledge of TSAs and IRAs so the contracts will continue to qualify for special tax treatment. If contemplating any such exchange, rollover or transfer of a contract you should contact a competent tax adviser with respect to the potential effects of such a transaction.

                                  Premium Taxes

     Applicable premium tax rates depend on your state of residency and the insurance laws and status of the Company in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations or judicial acts.

                                  Tax Reserves

We do not establish capital gains tax reserves for the sub-accounts or deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.

                                 Income Payments

Calculation of Variable Annuity Unit Values

     We calculate the amount of the first income payment by applying your Contract Value allocated to each sub-account less any applicable premium tax charge deducted at this time, to the income payment tables in the Contract. The first Variable Annuity Income Payment is divided by the sub-account's then current annuity unit value to determine the number of annuity units upon which later income payments will be based. Unless transfers are made among sub-accounts, each variable income payment after the first will be equal to the sum of the number of annuity units determined in this manner for each sub-account times the then current annuity unit value for each respective sub-account.

     Annuity units in each sub-account are valued separately and annuity unit values will depend upon the investment experience of the particular underlying portfolio in which the sub-account invests. The value of the annuity unit for each sub-account at the end of any Valuation Period is calculated by: (a) multiplying the annuity unit value at the end of the immediately preceding Valuation Period by the sub-account's Net Investment Factor during the period; and then (b) dividing the product by the sum of 1.0 plus the assumed investment rate for the period. The assumed investment rate adjusts for the interest rate assumed in the Income Payment tables used to determine the dollar amount of the first variable annuity Income Payment, and is at an effective annual rate which is disclosed in the Contract.

     We determine the amount of the first Income Payment paid under an income plan using the interest rate and mortality table disclosed in the Contract. Due to judicial or legislative developments regarding the use of tables that do not differentiate on the basis of sex, different annuity tables may be used.

                                 General Matters

Incontestability

     We will not contest the Contract after it is issued.

Settlements

     Due proof of your death (or Annuitant's death if there is a non-natural Owner) must be received prior to settlement of a death claim.

Safekeeping of the Variable Account's Assets

     We hold title to the assets of the Variable Account. The assets are kept physically segregated and held separate and apart from our general corporate assets. Records are maintained of all purchases and redemptions of the portfolio shares held by each of the sub-accounts.

     The Fund does not issue certificates and, therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Fund's prospectus for a more complete description of the custodian of the Fund.

                               Federal Tax Matters

Introduction

     The following discussion is general and is not intended as tax advice. Glenbrook Life makes no guarantee regarding the tax treatment of any contract or transaction involving a contract. Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on the individual circumstances of each person. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

Taxation of Glenbrook Life and Annuity Company

     We are taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code. The Variable Account is not an entity separate from the Company, and its operations form a part of the Company. As a consequence, the Variable Account will not be taxed separately as a "Regulated Investment Company" under Subchapter M of the Code. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the contract. Under existing federal income tax law, Glenbrook Life believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Generally, reserves are amounts that Glenbrook Life is legally required to accumulate and maintain in order to meet future obligations under the Contracts. Glenbrook Life does not anticipate that it will incur any federal income tax liability attributable to the Variable Account. Therefore we do not intend to make provisions for any such taxes. If we are taxed on investment income or capital gains of the Variable Account, then we may impose a charge against the Variable Account in order to make provision for such taxes.

Exceptions to the Non-natural Owner Rule

     Generally, Contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes, unless one of several exceptions apply. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity that holds the Contract for the benefit of a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of a Contract under a non-qualified deferred compensation arrangement for employees. Other exceptions to the non-natural owner rule are: (1) Contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified Contracts; (3) Contracts purchased by employers upon the termination of certain qualified plans; (4) certain Contracts used in connection with structured settlement agreements, and (5) Contracts purchased with a single premium when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

IRS Required Distribution at Death Rules

     To qualify as an annuity contract for federal income tax purposes, a nonqualified Contract must provide: (1) if any owner dies on or after the annuity start date but before the entire interest in the contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract owner'sdeath; (2) if any owner dies prior to the annuity start date, the entire interest in the contract will be distributed within five years after the date of the Contract owner'sdeath.

     The five year requirement is satisfied if:

(1) any portion of the owner's interest which is payable to a designated beneficiary is distributed over the life of such beneficiary (or over a period not extending beyond the life expectancy of the beneficiary), and

(2)  the distributions begin within one year of the owner's death.

If the owner's designated beneficiary is the surviving spouse, the Contract may be continued with the surviving spouse as the new owner. If the owner of the Contract is a non-natural person, the annuitant is treated as the owner for purposes of applying the distribution at death rules. In addition, a change in the annuitant on a Contract owned by a non-natural person will be treated as the death of the owner.

Qualified Plans

     This annuity contract may be used with several types of Qualified Plans. The income on qualified plan and IRA investments is tax deferred and variable annuities held by such plans do not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity in a qualified plan or IRA. Glenbrook Life reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed below.

The tax rules applicable to participants in such Qualified Plans vary according to the type of Plan and the terms and conditions of the Plan. Qualified Plan participants, and owners, annuitants and beneficiaries under the Contract may be subject to the terms and conditions of the plan regardless of the terms of the Contract.

                            Types of Qualified Plans

IRAs

     Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an IRA. IRAs are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified plans may be "rolled over" on a tax-deferred basis into an IRA. An IRA generally may not provide life insurance, but it may provide a Death Benefit that equals the greater of the premiums paid or the Contract Value. The Contract provides a Death Benefit that in certain circumstances may exceed the greater of the payments or the Contract Value. If the IRS treats the Death Benefit as violating the prohibition on investment in life insurance contracts, the Contract would not qualify as an IRA.

Roth IRAs

     Section 408A of the Code permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth IRA. Roth IRAs are subject to limitations on the amount that can be contributed. In certain instances, distributions from Roth IRAs are excluded from gross income. Subject to certain limits, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth IRA. The taxable portion of a conversion or rollover distribution is included in gross income, but is exempted from the 10% penalty tax on premature distributions.

Simplified Employee Pension Plans

     Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees using the employees' IRAs if certain criteria are met. Under these plans the employer may, within limits, make deductible contributions on behalf of the employees to their individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent advice.

Savings Incentive Match Plans for Employees (SIMPLE Plans)

     Sections 408(p) and 401(k) of the Tax Code allow employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees. SIMPLE plans may be structured as a SIMPLE retirement account using an employee's IRA to hold the assets, or as a Section 401(k) qualified cash or deferred arrangement. In general, a SIMPLE plan consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to use the Contract in conjunction with SIMPLE plans should seek competent tax and legal advice.

Tax Sheltered Annuities

     Section 403(b) of the Tax Code permits public school employees and employees of certain types of tax-exempt organizations (specified in Section 501(c)(3) of the Code) to have their employers purchase Contracts for them. Subject to certain limitations, a Section 403(b) plan allows an employer to exclude the purchase payments from the employees' gross income. A Contract used for a Section 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after: (1) the date the employee attains age 59 1/2; (2) separates from service; (3)dies; (4) becomes disabled; or (5) on the account of hardship (earnings on salary reduction contributions may not be distributed for hardship).

These limitations do not apply to withdrawals where Glenbrook Life is directed to transfer some or all of the Contract Value to another 403(b) plan.

Corporate and Self-Employed Pension and Profit Sharing Plans

     Sections 401(a) and 403(a) of the Tax Code permit corporate employers to establish various types of tax favored retirement plans for employees. The Tax Code permits self-employed individuals to establish tax favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of Contracts in order to provide benefits under the plans.

State and Local  Government and Tax-Exempt  Organization  Deferred  Compensation
Plans

     Section  457  of  the  Tax  Code  permits  employees  of  state  and  local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Employees with Contracts under the plan are considered general creditors of the employer. The employer, as owner of the Contract, has the sole right to the proceeds of the Contract. Generally, under the non-natural owner rules, such Contracts are not treated as annuity contracts for federal income tax purposes. Under these plans, contributions made for the benefit of the employees will not be included in the employees' gross income until distributed from the plan. However, all the compensation deferred under a 457 plan must remain the sole property of the employer. As property of the employer, the assets of the plan are subject to the claims of the employer's general creditors, until such time as the assets are made available to the employee or a beneficiary.

                                     Experts

The financial statements of Glenbrook as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000 and related financial statement schedule that appear in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the Variable Account as of December 31, 2000 and for each of the periods in the two years then ended that appear in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

                              Financial Statements

The financial statements of the Variable Account as of December 31, 2000 and for each of the periods in the two years then ended, the financial statements of the Company as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000 and related financial statement schedule and the accompanying Independent Auditors' Reports appear in the pages that follow. The financial statements and schedule of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.

                          Financial Statements

                               INDEX


                                                                            PAGE

Independent Auditors' Report................................................F-1

Financial Statements:


       Statements of Operations and Comprehensive Income for the Years Ended
          December 31, 2000, 1999 and 1998..................................F-2

       Statements of Financial Position
          December 31, 2000 and 1999........................................F-3

       Statements of Shareholder's Equity for the Years Ended
          December 31, 2000, 1999 and 1998..................................F-4

       Statements of Cash Flows for the Years Ended
          December 31, 2000, 1999 and 1998..................................F-5

       Notes to Financial Statements........................................F-6

       Schedule IV - Reinsurance for the Years Ended
          December 31, 2000, 1999 and 1998..................................F-17

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholder of
Glenbrook Life and Annuity Company:
--------------------------------------------------------------------------------

We have audited the accompanying Statements of Financial Position of Glenbrook Life and Annuity Company (the "Company", an affiliate of The Allstate Corporation) as of December 31, 2000 and 1999, and the related Statements of Operations and Comprehensive Income, Shareholder's Equity and Cash Flows for each of the three years in the period ended December 31, 2000. Our audits also included Schedule IV--Reinsurance. These financial statements and financial statement schedule are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedule based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2000 in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, Schedule IV--Reinsurance, when considered in relation to the basic financial statements taken as a whole, presents fairly, in all material respects, the information set forth therein.

/s/ Deloitte & Touche LLP

Chicago, Illinois
February 23, 2001

                       GLENBROOK LIFE AND ANNUITY COMPANY
               STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

                                                                 YEAR ENDED DECEMBER 31,
                                                              ------------------------------
                                                                2000       1999       1998
                                                              --------   --------   --------
                                                                     ($ IN THOUSANDS)
REVENUES
  Net investment income.....................................  $10,808    $ 6,579     $6,231
  Realized capital gains and losses.........................      419        312         (5)
                                                              -------    -------     ------
INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE............   11,227      6,891      6,226
INCOME TAX EXPENSE..........................................    3,925      2,382      2,182
                                                              -------    -------     ------
NET INCOME..................................................    7,302      4,509      4,044
                                                              -------    -------     ------
OTHER COMPREHENSIVE INCOME (LOSS), AFTER-TAX
  Change in unrealized net capital gains and losses.........    3,603     (5,286)     1,315
                                                              -------    -------     ------
COMPREHENSIVE INCOME (LOSS).................................  $10,905    $  (777)    $5,359
                                                              =======    =======     ======

                       See notes to financial statements.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                        STATEMENTS OF FINANCIAL POSITION

                                                                     DECEMBER 31,
                                                              ---------------------------
                                                                  2000           1999
                                                              ------------   ------------
                                                              ($ IN THOUSANDS, EXCEPT PAR
                                                                      VALUE DATA)
ASSETS
Investments
  Fixed income securities, at fair value (amortized cost
   $139,819 and $94,173)....................................   $  144,127     $   92,937
  Short-term................................................        3,085         53,063
                                                               ----------     ----------
  Total investments.........................................      147,212        146,000
Cash........................................................       13,500              9
Reinsurance recoverable from Allstate Life Insurance
  Company, net..............................................    4,702,940      4,144,165
Deferred income taxes.......................................           --            293
Other assets................................................        3,391          2,706
Separate Accounts...........................................    1,740,328      1,541,756
                                                               ----------     ----------
      TOTAL ASSETS..........................................   $6,607,371     $5,834,929
                                                               ==========     ==========
LIABILITIES
Reserve for life-contingent contract benefits...............   $    6,094     $      800
Contractholder funds........................................    4,696,846      4,143,365
Current income taxes payable................................        3,729          2,360
Deferred income taxes.......................................        1,842             --
Payable to affiliates, net..................................        5,101          4,122
Separate Accounts...........................................    1,740,328      1,541,756
                                                               ----------     ----------
      TOTAL LIABILITIES.....................................    6,453,940      5,692,403
                                                               ----------     ----------
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE 7)

SHAREHOLDER'S EQUITY
Common stock, $500 par value, 10,000 shares authorized,
  5,000 shares issued and outstanding.......................        2,500          2,500
Additional capital paid-in..................................      119,241        119,241
Retained income.............................................       28,890         21,588
Accumulated other comprehensive income (loss):
  Unrealized net capital gains (losses).....................        2,800           (803)
                                                               ----------     ----------
      Total accumulated other comprehensive income (loss)...        2,800           (803)
                                                               ----------     ----------
      TOTAL SHAREHOLDER'S EQUITY............................      153,431        142,526
                                                               ----------     ----------
      TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY............   $6,607,371     $5,834,929
                                                               ==========     ==========

                       See notes to financial statements.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                       STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                       DECEMBER 31,
                                                              ------------------------------
                                                                2000       1999       1998
                                                              --------   --------   --------
                                                                     ($ IN THOUSANDS)
COMMON STOCK
Balance, beginning of year..................................  $  2,500   $  2,100   $ 2,100
Issuance of new shares of stock.............................        --        400        --
                                                              --------   --------   -------
Balance, end of year........................................     2,500      2,500     2,100
                                                              --------   --------   -------
ADDITIONAL CAPITAL PAID-IN
Balance, beginning of year..................................  $119,241   $ 69,641   $69,641
Capital contribution........................................        --     49,600        --
                                                              --------   --------   -------
Balance, end of year........................................   119,241    119,241    69,641
                                                              --------   --------   -------
RETAINED INCOME
Balance, beginning of year..................................  $ 21,588   $ 17,079   $13,035
Net income..................................................     7,302      4,509     4,044
                                                              --------   --------   -------
Balance, end of year........................................    28,890     21,588    17,079
                                                              --------   --------   -------
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
Balance, beginning of year..................................  $   (803)  $  4,483   $ 3,168
Change in unrealized net capital gains and losses...........     3,603     (5,286)    1,315
                                                              --------   --------   -------
Balance, end of year........................................     2,800       (803)    4,483
                                                              --------   --------   -------
    Total shareholder's equity..............................  $153,431   $142,526   $93,303
                                                              ========   ========   =======

                       See notes to financial statements.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                            STATEMENTS OF CASH FLOWS

                                                                 YEAR ENDED DECEMBER 31,
                                                              ------------------------------
                                                                2000       1999       1998
                                                              --------   --------   --------
                                                                     ($ IN THOUSANDS)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income..................................................  $  7,302   $  4,509   $  4,044
Adjustments to reconcile net income to net cash provided by
 operating activities
    Amortization and other non-cash items...................      (468)       (65)       (24)
    Realized capital gains and losses.......................      (419)      (312)         5
    Changes in:
      Income taxes payable..................................     1,563        235      1,590
      Other operating assets and liabilities................       254        264        915
                                                              --------   --------   --------
    Net cash provided by operating activities...............     8,232      4,631      6,530
                                                              --------   --------   --------
CASH FLOWS FROM INVESTING ACTIVITIES
Fixed income securities
  Proceeds from sales.......................................    20,682      9,049      1,966
  Investment collections....................................     3,163      4,945      7,123
  Investment purchases......................................   (68,967)   (20,328)   (15,250)
Change in short-term investments, net.......................    50,381    (48,288)      (369)
                                                              --------   --------   --------
    Net cash provided by (used in) investing activities.....     5,259    (54,622)    (6,530)
                                                              --------   --------   --------
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of common stock......................        --        400         --
Capital contribution........................................        --     49,600         --
                                                              --------   --------   --------
    Net cash provided by financing activities...............        --     50,000         --
                                                              --------   --------   --------
NET INCREASE IN CASH........................................    13,491          9         --
CASH AT BEGINNING OF YEAR...................................         9         --         --
                                                              --------   --------   --------
CASH AT END OF YEAR.........................................  $ 13,500   $      9   $     --
                                                              ========   ========   ========

                       See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY
NOTES TO FINANCIAL STATEMENTS
($ IN THOUSANDS)
-------------------------------------------------------------------

1.  GENERAL

BASIS OF PRESENTATION
The accompanying financial statements include the accounts of Glenbrook Life and Annuity Company (the "Company"), a wholly owned subsidiary of Allstate Life Insurance Company ("ALIC"), which is wholly owned by Allstate Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America.

NATURE OF OPERATIONS
The Company markets investment and life insurance products through banks and securities firms. Investment products include deferred annuities and immediate annuities without life contingencies. Deferred annuities include fixed rate, market value adjusted, indexed and variable annuities. Life insurance consists of interest-sensitive life and variable life insurance. In 2000, substantially all of the Company's statutory premiums and deposits were from annuities.

Annuity contracts and life insurance policies issued by the Company are subject to discretionary surrender or withdrawal by customers, subject to applicable surrender charges. These policies and contracts are reinsured with ALIC (see
Note 3), which invests premiums and deposits to provide cash flows that will be used to fund future benefits and expenses.

The Company monitors economic and regulatory developments that have the potential to impact its business. Federal legislation has allowed for banks and other financial organizations to have greater participation in the securities and insurance businesses. This legislation presents an increased level of competition for sales of the Company's products. Furthermore, the market for deferred annuities and interest-sensitive life insurance is enhanced by the tax incentives available under current law. Any legislative changes which lessen these incentives are likely to negatively impact the demand for these products. The demand for life insurance products, that are used to address a customer's estate planning needs, may be impacted to the extent any legislative changes occur to the current estate tax laws.

Additionally, traditional demutualizations of mutual insurance companies and enacted and pending state legislation to permit mutual insurance companies to convert to a hybrid structure known as a mutual holding company could have a number of significant effects on the Company by: (1) increasing industry competition through consolidation caused by mergers and acquisitions related to the new corporate form of business; and (2) increasing competition in the capital markets.

Although the Company currently benefits from agreements with financial services entities who market and distribute its products, change in control or other factors of these non-affiliated entities with which the Company has alliances could negatively impact the Company's sales.

The Company is authorized to sell investment and life products in all states except New York, as well as in the District of Columbia. The top geographic locations for statutory premiums and deposits for the Company were California, Pennsylvania, Florida, New Jersey, Illinois, Texas and Michigan for the year ended December 31, 2000. No other jurisdiction accounted for more than 5% of statutory premiums and deposits. All premiums and deposits are ceded to ALIC under reinsurance agreements.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS
Fixed income securities include bonds and mortgage-backed securities. All fixed income securities are carried at fair value and may be sold prior to their contractual maturity ("available for sale"). The difference between amortized cost and fair value, net of deferred income taxes, is reflected as a component of shareholder's equity. Provisions are recognized for declines in the value of fixed income securities that are other than temporary. Such writedowns are included in Realized capital gains and losses. Short-term investments are carried at cost or amortized cost, which approximates fair value.

Investment income consists primarily of interest. Interest is recognized on an accrual basis. Interest income on mortgage-backed securities is determined on the effective yield method, based on the estimated principal repayments. Accrual of income is suspended for fixed income securities that are in default or when the receipt of interest payments is in doubt. Realized capital gains and losses are determined on a specific identification basis.

REINSURANCE RECOVERABLE
The Company has reinsurance agreements whereby all contract charges, credited interest, policy benefits and certain expenses are ceded to ALIC (see Note 3). Such amounts are reflected net of such reinsurance in the statements of operations and comprehensive income. Reinsurance recoverable and the related reserve for life-contingent contract benefits and contractholder funds are reported separately in the statements of financial position. The Company continues to have primary liability as the direct insurer for risks reinsured.

Investment income earned on the assets which support contractholder funds and the reserve for life-contingent contract benefits is not included in the Company's financial statements as those assets are owned and managed under terms of reinsurance agreements.

RECOGNITION OF INSURANCE REVENUE AND RELATED BENEFITS AND INTEREST CREDITED Interest-sensitive life contracts are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and one or more amounts assessed against the contractholder. Premiums from these contracts are reported as deposits to contractholder funds. Contract charge revenue consists of fees assessed against the contractholder account balance for cost of insurance (mortality risk), contract administration and surrender charges. Contract benefits include interest credited to contracts and claims incurred in excess of the related contractholder account balance.

Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed rate annuities, market value adjusted annuities, indexed annuities and immediate annuities without life contingencies are considered investment contracts. Deposits received for such contracts are reported as deposits to contractholder funds. Contract charge revenue for investment contracts consists of charges assessed against the contractholder account balance for contract administration and surrenders. Contract benefits include interest credited and claims incurred in excess of the related contractholder account balance.

Crediting rates for fixed rate and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions. Crediting rates for indexed annuities are based on an interest rate index, such as LIBOR or an equity index, such as the S&P 500.

Variable annuity and variable life contracts are sold as Separate Accounts products. The assets supporting these products are legally segregated and available only to settle Separate Accounts contract obligations. Deposits received are reported as Separate Accounts liabilities. The Company's contract charge revenue for these contracts consists of charges assessed against the Separate Accounts fund balances for contract maintenance, administration, mortality, expense and surrenders.

All premiums, contract charges, contract benefits and interest credited are reinsured.

INCOME TAXES
The income tax provision is calculated under the liability method and presented net of reinsurance. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. Deferred income taxes arise primarily from unrealized capital gains and losses on fixed income securities carried at fair value and differences in the tax bases of investments.

SEPARATE ACCOUNTS
The Company issues deferred variable annuities and variable life contracts, the assets and liabilities of which are legally segregated and recorded as assets and liabilities of the Separate Accounts. Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death or annuitization, variable annuity and variable life contractholders bear the investment risk that the Separate Accounts' funds may not meet their stated investment objectives.

The assets of the Separate Accounts are carried at fair value. Separate Accounts liabilities represent the contractholders' claims to the related assets and are carried at the fair value of the assets. In the event that the asset value of certain contractholder accounts are projected to be below the value guaranteed by the Company, a liability is established through a charge to earnings. Investment income and realized capital gains and losses of the Separate Accounts accrue directly to the contractholders and therefore, are not included in the Company's statements of operations and comprehensive income. As described earlier, revenues to the Company from the Separate Accounts are recorded as contract charges.

RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS
The reserve for life-contingent contract benefits, which relates to certain variable annuity contract guarantees, is computed on the basis of assumptions as to future investment yields, mortality, terminations and expenses. These assumptions include provisions for adverse deviation and generally vary by such characteristics as type of coverage, year of issue and policy duration. Detailed reserve assumptions and reserve interest rates are outlined in Note 6.

CONTRACTHOLDER FUNDS
Contractholder funds arise from the issuance of contracts that include an investment component, including interest-sensitive life policies and certain other investment contracts. Deposits received are recorded as interest-bearing liabilities. Contractholder funds are equal to deposits received and interest credited to the benefit of the contractholder less withdrawals, mortality charges, and administrative expenses. Detailed information on crediting rates and surrender and withdrawal protection on contractholder funds are outlined in
Note 6.

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

3.  RELATED PARTY TRANSACTIONS

REINSURANCE
The Company has reinsurance agreements whereby all contract charges, credited interest, policy benefits and certain expenses are ceded to ALIC and reflected net of such reinsurance in the statements of operations and comprehensive income. Reinsurance recoverable and the related reserve for life-contingent contract benefits and contractholder funds are reported separately in the statements of financial position. The Company continues to have primary liability as the direct insurer for risks reinsured.

Investment income earned on the assets which support contractholder funds and the reserve for life-contingent contract benefits is not included in the Company's financial statements as those assets are owned and managed under terms of reinsurance agreements.

The following table summarizes amounts that were ceded to ALIC under reinsurance agreements.

                                   Year Ended December 31,
                                  2000       1999       1998
                                --------   --------   --------
Contract charges                $ 37,965   $ 27,175   $ 19,009
Credited interest, policy
 benefits, and certain
 expenses                        331,220    253,945    218,008

BUSINESS OPERATIONS
The Company utilizes services performed by AIC and ALIC and business facilities owned or leased, and operated by AIC in conducting its business activities. The Company reimburses AIC and ALIC for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation and retirement and other benefit programs, allocated to the Company were $48,553, $26,555 and $15,949 in 2000, 1999 and 1998, respectively. Of these costs, the Company retains investment related expenses. All other costs are ceded to ALIC under reinsurance agreements.

4.  INVESTMENTS
FAIR VALUES
The amortized cost, gross unrealized gains and losses, and fair value for fixed income securities are as follows:

                                           Gross
                                        Unrealized
                        Amortized   -------------------     Fair
 At December 31, 2000     Cost       Gains      Losses     Value
----------------------  ---------   --------   --------   --------
U.S. government and
  agencies              $ 13,210     $2,376    $    --    $ 15,586
Municipal                  1,656         24        (38)      1,642
Corporate                 82,269      2,092     (1,167)     83,194
Mortgage-backed
  securities              42,684      1,081        (60)     43,705
                        --------     ------    -------    --------
  Total fixed income
   securities           $139,819     $5,573    $(1,265)   $144,127
                        ========     ======    =======    ========
At December 31, 1999
U.S. government and
  agencies              $ 24,274     $1,260    $    --    $ 25,534
Municipal                  1,656         --       (112)      1,544
Corporate                 49,255          9     (2,022)     47,242
Mortgage-backed
  securities              18,988         96       (467)     18,617
                        --------     ------    -------    --------
  Total fixed income
   securities           $ 94,173     $1,365    $(2,601)   $ 92,937
                        ========     ======    =======    ========

SCHEDULED MATURITIES
The scheduled maturities for fixed income securities are as follows at December 31, 2000:

                                          Amortized     Fair
                                            Cost       Value
                                          ---------   --------
Due after one year through five years     $ 41,889    $ 42,368
Due after five years through ten years      43,676      44,318
Due after ten years                         11,570      13,736
                                          --------    --------
                                            97,135     100,422
Mortgage-backed securities                  42,684      43,705
                                          --------    --------
  Total                                   $139,819    $144,127
                                          ========    ========

Actual maturities may differ from those scheduled as a result of prepayments by the issuers.

NET INVESTMENT INCOME

      Year Ended December 31,          2000       1999       1998
      -----------------------        --------   --------   --------
Fixed income securities              $10,317     $6,458     $6,151
Short-term investments                   587        230        183
                                     -------     ------     ------
  Investment income, before expense   10,904      6,688      6,334
  Investment expense                      96        109        103
                                     -------     ------     ------
  Net investment income              $10,808     $6,579     $6,231
                                     =======     ======     ======

REALIZED CAPITAL GAINS AND LOSSES, AFTER TAX

        Year Ended December 31,             2000       1999       1998
        -----------------------           --------   --------   --------
Fixed income securities                    $ 419      $ 312       $(5)
                                           -----      -----       ---
  Realized capital gains and losses          419        312        (5)
  Income taxes                              (147)      (109)        2
                                           -----      -----       ---
  Realized capital gains and losses,
   after tax                               $ 272      $ 203       $(3)
                                           =====      =====       ===

Excluding calls and prepayments, gross gains of $807 and $370 were realized on sales of fixed income securities during 2000 and 1999, and gross losses of $388, $58 and $5 were realized on sales of fixed income securities during 2000, 1999 and 1998, respectively. There were no gross gains realized on sales of fixed income securities during 1998.

UNREALIZED NET CAPITAL GAINS
Unrealized net capital gains on fixed income securities included in shareholder's equity at December 31, 2000 are as follows:

                                                     Gross
                                                  Unrealized
                       Amortized     Fair     -------------------   Unrealized
                         Cost       Value      Gains      Losses    Net Gains
                       ---------   --------   --------   --------   ----------
Fixed income
 securities            $139,819    $144,127    $5,573    $(1,265)    $ 4,308
                       ========    ========    ======    =======
Deferred income taxes                                                 (1,508)
                                                                     -------
Unrealized net
 capital gains                                                       $ 2,800
                                                                     =======

CHANGE IN UNREALIZED NET CAPITAL GAINS AND LOSSES

      Year Ended December 31,          2000       1999       1998
      -----------------------        --------   --------   --------
Fixed income securities              $ 5,544    $(8,134)    $2,024
Deferred income taxes                 (1,941)     2,848       (709)
                                     -------    -------     ------
Increase (decrease) in unrealized
 net capital gains (losses)          $ 3,603    $(5,286)    $1,315
                                     =======    =======     ======

SECURITIES ON DEPOSIT
At December 31, 2000, fixed income securities with a carrying value of $11,044 were on deposit with regulatory authorities as required by law.

5.  FINANCIAL INSTRUMENTS
In the normal course of business, the Company invests in various financial assets and incurs various financial liabilities. The fair value estimates of financial instruments presented below are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions. Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since a number of the Company's significant assets (including reinsurance recoverable and deferred income taxes) and liabilities (including interest-sensitive life insurance reserves and deferred income taxes) are not considered financial instruments and are not carried at fair value. Other assets and liabilities considered financial instruments, such as accrued investment income and cash, are generally of a short-term nature. Their carrying values are deemed to approximate fair value.

FINANCIAL ASSETS
The carrying value and fair value of financial assets at December 31, are as follows:

                                2000                      1999
                       -----------------------   -----------------------
                        Carrying       Fair       Carrying       Fair
                         Value        Value        Value        Value
                       ----------   ----------   ----------   ----------
Fixed income
 securities            $  144,127   $  144,127   $   92,937   $   92,937
Short-term
 investments                3,085        3,085       53,063       53,063
Separate Accounts       1,740,328    1,740,328    1,541,756    1,541,756

Fair values for fixed income securities are based on quoted market prices where available. Non-quoted securities are valued based on discounted cash flows using current interest rates for similar securities. Short-term investments are highly liquid investments with maturities of less than one year whose carrying value are deemed to approximate fair value. Separate Accounts assets are carried in the statements of financial position at fair value based on quoted market prices.

FINANCIAL LIABILITIES
The carrying value and fair value of financial liabilities at December 31, are as follows:

                                2000                      1999
                       -----------------------   -----------------------
                        Carrying       Fair       Carrying       Fair
                         Value        Value        Value        Value
                       ----------   ----------   ----------   ----------
Contractholder funds
 on investment
 contracts             $4,694,695   $4,467,866   $4,156,964   $3,924,117
Separate Accounts       1,740,328    1,740,328    1,541,756    1,541,756

The fair value of contractholder funds on investment contracts is based on the terms of the underlying contracts. Investment contracts with no stated maturities (single premium and flexible premium deferred annuities) are valued at the account balance less surrender charges. The fair value of immediate annuities and annuities without life contingencies with fixed terms is estimated using discounted cash flow calculations based on interest rates currently offered for contracts with similar terms and durations. Separate Accounts liabilities are carried at the fair value of the underlying assets.

6. RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS Reserves for life-contingent contract benefits represent death-benefit guarantees which exist on variable annuity products. The reserves are calculated assuming the expected payout in any year approximates the average payout over time.

At December 31, Contractholder funds consists of the following:


                                           2000         1999
                                        ----------   ----------
Interest-sensitive life                 $   27,997   $    9,503
Fixed annuities:
  Immediate annuities                       20,577       17,856
  Deferred annuities                     4,648,272    4,116,006
                                        ----------   ----------
  Total Contractholder funds            $4,696,846   $4,143,365
                                        ==========   ==========


Contractholder funds are equal to deposits received and interest credited to the benefit of the contractholder less withdrawals, mortality charges and administrative expenses. Interest rates credited range from 4.2% to 7.1% for interest-sensitive life contracts; 3.5% to 7.3% for immediate annuities and 0.0% to 12.0% for deferred annuities. Withdrawal and surrender charge protection includes: i) for interest-sensitive life, either a percentage of account balance or dollar amount grading off generally over 20 years; and, ii) for deferred annuities not subject to a market value adjustment, either a declining or a level percentage charge generally over nine years or less. Approximately 2% of deferred annuities are subject to a market value adjustment.

7.  COMMITMENTS AND CONTINGENT LIABILITIES

REGULATION AND LEGAL PROCEEDINGS
The Company's business is subject to the effects of a changing social, economic and regulatory environment. Public and regulatory initiatives have varied and have included employee benefit regulations, removal of barriers preventing banks from engaging in the securities and insurance business, tax law changes affecting the taxation of insurance companies, the tax treatment of insurance products and its impact on the relative desirability of various personal investment vehicles, and proposed legislation to prohibit the use of gender in determining insurance rates and benefits. The ultimate changes and eventual effects, if any, of these initiatives are uncertain.

In the normal course of its business, the Company is involved in pending or threatened litigation and regulatory actions in which claims for monetary damages are asserted. At this time, based on their present status, it is the opinion of management, that the ultimate liability, if any, in one or more of these actions in excess of amounts currently reserved is not expected to have a material effect on the results of operations, liquidity or financial position of the Company.

GUARANTY FUNDS
Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. The Company's expenses related to these funds are immaterial and are ceded to ALIC under reinsurance agreements.

MARKETING AND COMPLIANCE ISSUES
Companies operating in the insurance and financial services markets have come under the scrutiny of regulators with respect to market conduct and compliance issues. Under certain circumstances, companies have been held responsible for providing incomplete or misleading sales materials and for replacing existing policies with policies that were less advantageous to the policyholder. The Company monitors its sales materials and enforces compliance procedures to mitigate exposure to potential litigation. The Company is a member of the Insurance Marketplace Standards Association, an organization which advocates ethical market conduct.

8.  INCOME TAXES
For 1996, the Company filed a separate federal income tax return. Beginning in 1997, the Company joined the Corporation and its other eligible domestic subsidiaries (the "Allstate Group") in the filing of a consolidated federal income tax return and is party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Company pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Company in the consolidated federal income tax return. The Company has also entered into a supplemental tax sharing agreement with respect to reinsurance ceded to ALIC to allocate the tax benefits and detriments related to such reinsurance. Effectively, these agreements result in the Company's annual income tax provision being computed as if the Company filed a separate return, adjusted for the reinsurance ceded to ALIC.

Prior to June 30, 1995, the Corporation was a subsidiary of Sears Roebuck & Co. ("Sears") and , with its eligible domestic subsidiaries, was included in the Sears consolidated federal income tax return and federal income tax allocation agreement. Effective June 30, 1995, the Corporation and Sears entered into a new tax sharing agreement, which governs their respective rights and obligations with respect to federal income taxes for all periods during which the Corporation was a subsidiary of Sears, including the treatment of audits of tax returns for such periods.

The Internal Revenue Service ("IRS") has completed its review of the Allstate Group's federal income tax returns through the 1993 tax year. Any adjustment that may result from IRS examinations of tax returns are not expected to have a material impact on the financial position, liquidity or results of operations of the Company.

The components of the deferred income tax assets and liabilities at December 31, are as follows:

                                                 2000       1999
                                               --------   --------
Deferred assets
Unrealized net capital losses                  $    --     $ 433
                                               -------     -----
  Total deferred assets                             --       433

Deferred liabilities
Unrealized net capital gains                    (1,508)       --
Difference in tax bases of investments            (334)     (140)
                                               -------     -----
  Total deferred liabilities                    (1,842)     (140)
                                               -------     -----
  Net deferred (liability) asset               $(1,842)    $ 293
                                               =======     =====

Although realization is not assured, management believes it is more likely than not that the deferred tax asset will be realized based on the assumptions that certain levels of income will be achieved.

The components of income tax expense for the year ended December 31, are as follows:

                                        2000       1999       1998
                                      --------   --------   --------
Current                                $3,730     $2,326     $2,164
Deferred                                  195         56         18
                                       ------     ------     ------
  Total income tax expense             $3,925     $2,382     $2,182
                                       ======     ======     ======

The Company paid income taxes of $2,361, $2,148 and $592 in 2000, 1999 and 1998, respectively.

A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the year ended December 31, is as follows:

                                         2000       1999       1998
                                       --------   --------   --------
Statutory federal income tax rate       35.0%      35.0%      35.0%
Other                                     --       (0.4)        --
                                        ----       ----       ----
Effective income tax rate               35.0%      34.6%      35.0%
                                        ====       ====       ====

9.  STATUTORY FINANCIAL INFORMATION
The Company's statutory capital and surplus was $147,081 and $141,362 at December 31, 2000 and 1999, respectively. The Company's statutory net income was $6,597, $4,179 and $4,698 for the years ended December 31, 2000, 1999 and 1998, respectively.

PERMITTED STATUTORY ACCOUNTING PRACTICES
The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the Arizona Department of Insurance. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company does not follow any permitted statutory accounting practices that have a significant impact on statutory surplus or statutory net income.

The NAIC has approved a January 1, 2001 implementation date for newly developed statutory accounting principles ("codification"). The Company's state of domicile, Arizona, has passed legislation revising various statutory accounting requirements to conform to codification. These requirements will not have a material impact on the statutory surplus of the Company. The NAIC has installed a formal maintenance process to develop and propose new guidance, as well as on-going clarification and interpretation of issues. The impact of any future changes will be recorded as they are approved by the NAIC.

DIVIDENDS
The ability of the Company to pay dividends is dependent on business conditions, income, cash requirements of the Company and other relevant factors. The payment of shareholder dividends by the Company without the prior approval of the state insurance regulator is limited to formula amounts based on net income and capital and surplus, determined in accordance with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. The maximum amount of dividends that the Company can distribute during 2001 without prior approval of the Arizona Department of Insurance is $6,597.

RISK-BASED CAPITAL

The NAIC has a standard for assessing the solvency of insurance companies, which is referred to as risk-based capital ("RBC"). The standard is based on a formula for determining each insurer's RBC and a model law specifying regulatory actions if an insurer's RBC falls below specified levels. The RBC formula for life insurance companies establishes capital requirements relating to insurance, business, asset and interest rate risks. At December 31, 2000, RBC for the Company was significantly above levels that would require regulatory action.

10.  OTHER COMPREHENSIVE INCOME
The components of other comprehensive income on a pretax and after-tax basis for the year ended December 31, are as follows:

                                           2000                              1999                              1998
                              -------------------------------   -------------------------------   -------------------------------
                               PRETAX      TAX      AFTER-TAX    PRETAX      TAX      AFTER-TAX    PRETAX      TAX      AFTER-TAX
                              --------   --------   ---------   --------   --------   ---------   --------   --------   ---------
Unrealized capital gains and
  losses:
----------------------------
Unrealized holding gains
  (losses) arising during
  the period                   $5,752    $(2,014)    $3,738     $(7,822)    $2,739     $(5,083)    $2,019     $(707)     $1,312
Less: reclassification
  adjustments                     208        (73)       135         312       (109)        203         (5)        2          (3)
                               ------    -------     ------     -------     ------     -------     ------     -----      ------
Unrealized net capital gains
  (losses)                      5,544     (1,941)     3,603      (8,134)     2,848      (5,286)     2,024      (709)      1,315
                               ------    -------     ------     -------     ------     -------     ------     -----      ------
Other comprehensive income
  (loss)                       $5,544    $(1,941)    $3,603     $(8,134)    $2,848     $(5,286)    $2,024     $(709)     $1,315
                               ======    =======     ======     =======     ======     =======     ======     =====      ======

                       GLENBROOK LIFE AND ANNUITY COMPANY
                            SCHEDULE IV--REINSURANCE
                                ($ IN THOUSANDS)

                                                               GROSS                  NET
                                                               AMOUNT     CEDED      AMOUNT
                                                              --------   --------   --------
YEAR ENDED DECEMBER 31, 2000
Life insurance in force.....................................  $65,852    $65,852    $    --
                                                              =======    =======    =======
Premiums and contract charges:
  Life and annuities........................................  $37,965    $37,965    $    --
                                                              =======    =======    =======

                                                               GROSS                  NET
                                                               AMOUNT     CEDED      AMOUNT
                                                              --------   --------   --------
YEAR ENDED DECEMBER 31, 1999
Life insurance in force.....................................  $23,586    $23,586    $    --
                                                              =======    =======    =======
Premiums and contract charges:
  Life and annuities........................................  $27,175    $27,175    $    --
                                                              =======    =======    =======

                                                               GROSS                  NET
                                                               AMOUNT     CEDED      AMOUNT
                                                              --------   --------   --------
YEAR ENDED DECEMBER 31, 1998
Life insurance in force.....................................  $12,056    $12,056    $    --
                                                              =======    =======    =======
Premiums and contract charges:
  Life and annuities........................................  $19,009    $19,009    $    --
                                                              =======    =======    =======

                             ---------------------------------------------
                             GLENBROOK LIFE SCUDDER
                             VARIABLE ACCOUNT (A)

                             FINANCIAL STATEMENTS AS OF DECEMBER 31, 2000
                             AND FOR THE PERIODS ENDED DECEMBER 31, 2000
                             AND DECEMBER 31, 1999, AND INDEPENDENT
                             AUDITORS' REPORT

INDEPENDENT AUDITORS' REPORT


To the Board of Directors and Shareholder of Glenbrook Life and Annuity Company:

We have audited the accompanying statement of net assets of Glenbrook Life Scudder Variable Account (A) (the "Account") as of December 31, 2000 (including the assets of each of the individual sub-accounts which comprise the Account as disclosed in Note 1), the related statements of operations for the period then ended and the statements of changes in net assets for each of the periods in the two year period then ended for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2000 by correspondence with the Account's custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of Glenbrook Life Scudder Variable Account (A) as of December 31, 2000 (including the assets of each of the individual sub-accounts which comprise the Account), the results of operations for each of the individual sub-accounts for the period then ended and the changes in their net assets for each of the periods in the two year period then ended in conformity with accounting principles generally accepted in the United States of America.



/s/ Deloitte & Touche LLP

Chicago, Illinois
March 16, 2001

GLENBROOK LIFE SCUDDER VARIABLE ACCOUNT (A)

STATEMENT OF NET ASSETS
DECEMBER 31, 2000
------------------------------------------------------------------------------------------------------

ASSETS
Allocation to Sub-Accounts investing in the Scudder Variable Life Investment Fund:
     Balanced,  282,226 shares (cost $4,017,298)                                          $  3,779,000
     Bond,  135,797 shares (cost $895,222)                                                     922,063
     Capital Growth,  148,794 shares (cost $3,780,856)                                       3,432,665
     Global Discovery,  152,176 shares (cost $1,822,509)                                     1,788,059
     Growth and Income,  175,313 shares (cost $1,881,832)                                    1,819,745
     International,  113,909 shares (cost $1,645,159)                                        1,624,344
     Large Company Growth,  192,312 shares (cost $1,504,817)                                 1,273,101
     Money Market,  3,903,570 shares (cost $3,903,570)                                       3,903,570
     21st Century Growth (a),  185,656 shares (cost $1,797,770)                              1,503,809
                                                                                          ------------


        Net Assets                                                                        $ 20,046,356
                                                                                          ============







(a) Prior to May 1, 2000, the 21st Century Growth Sub-Account was named the Small Company Growth Sub-Account.



See notes to financial statements.

GLENBROOK LIFE SCUDDER VARIABLE ACCOUNT (A)

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------------------------------------------------

                                                               Scudder Variable Life Investment Fund Sub-Accounts
                                                       -------------------------------------------------------------------
                                                                                     Capital         Global       Growth
                                                         Balanced       Bond          Growth       Discovery    and Income
                                                       -----------    ---------     ----------    -----------   ----------

NET INVESTMENT INCOME
Dividends                                               $  412,057   $   28,777   $    350,845   $     67,785  $    49,661
Charges from Glenbrook Life and Annuity Company:
    Mortality and expense risk                             (13,403)      (2,253)       (13,195)        (5,599)      (6,726)
    Administrative expense                                 (14,573)      (1,659)        (9,195)        (3,924)      (4,818)
                                                        ----------   ----------   ------------   ------------  -----------

       Net investment income                               384,081       24,865        328,455         58,262       38,117
                                                        ----------   ----------   ------------   ------------  -----------

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
    Proceeds from sales                                  2,444,932      676,586      2,701,269      5,338,314    3,376,595
    Cost of investments sold                             2,516,330      671,703      2,672,858      5,370,721    3,411,748
                                                        ----------   ----------   ------------   ------------  -----------

       Net realized gains (losses)                         (71,398)       4,883         28,411        (32,407)     (35,153)

Change in unrealized gains (losses)                       (441,889)      29,857       (773,722)      (144,370)     (48,870)
                                                        ----------   ----------   ------------   ------------  -----------

       Net realized and unrealized gains
            (losses) on investments                       (513,287)      34,740       (745,311)      (176,777)     (84,023)
                                                        ----------   ----------   ------------   ------------  -----------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                         $ (129,206)  $   59,605   $   (416,856)  $   (118,515) $   (45,906)
                                                        ==========   ==========   ============   ============  ===========




See notes to financial statements.

GLENBROOK LIFE SCUDDER VARIABLE ACCOUNT (A)

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
-------------------------------------------------------------------------------------------------------------------------------

                                                              Scudder Variable Life Investment Fund Sub-Accounts
                                                            -------------------------------------------------------------------

                                                                             Large Company          Money        21st Century
                                                            International        Growth            Market         Growth (a)
                                                            -------------    --------------     ------------     --------------
NET INVESTMENT INCOME
Dividends                                                    $    225,318    $      10,435     $    145,727     $       10,878
Charges from Glenbrook Life and Annuity Company:
    Mortality and expense risk                                      (7,162)          (3,767)          (9,626)           (4,516)
    Administrative expense                                          (5,110)          (2,668)          (7,078)           (3,156)
                                                             -------------   --------------    -------------    --------------

       Net investment income                                       213,046            4,000          129,023             3,206
                                                             -------------   --------------    -------------    --------------


NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of investments:
    Proceeds from sales                                         31,205,267          685,256       34,707,018         1,501,772
    Cost of investments sold                                    31,365,692          672,014       34,707,018         1,550,965
                                                             -------------   --------------    -------------    --------------

       Net realized gains (losses)                                (160,425)          13,242                -           (49,193)

Change in unrealized gains (losses)                               (162,896)        (282,513)               -          (344,928)
                                                             -------------   --------------   --------------   ---------------

        Net realized and unrealized gains
             (losses) on investments                              (323,321)        (269,271)               -          (394,121)
                                                             -------------   --------------   --------------   ---------------


 INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS                                             $    (110,275)  $     (265,271)  $      129,023   $      (390,915)
                                                             =============   ==============   ==============   ===============




(a) Prior to May 1, 2000, the 21st Century Growth Sub-Account was named the Small Company Growth Sub-Account.




See notes to financial statements.

GLENBROOK LIFE SCUDDER VARIABLE ACCOUNT (A)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------------------

                                                              Scudder Variable Life Investment Fund Sub-Accounts
                                          ---------------------------------------------------------------------------------------

                                                     Balanced                      Bond                      Capital Growth
                                          -----------------------------  -------------------------   ----------------------------

                                                2000           1999         2000          1999            2000           1999
                                          -------------   -------------  -----------   -----------   -------------  -------------
 INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
 Net investment income (loss)             $    384,081   $      43,877  $    24,865   $     2,592   $     328,455  $      51,185
 Net realized gains (losses)                   (71,398)            899        4,883        (2,940)         28,411         13,245
 Change in unrealized gains (losses)          (441,889)        203,528       29,857        (3,004)       (773,722)       425,521
                                          ------------   -------------  -----------   -----------   -------------  -------------

 Increase (decrease) in net assets
     from operations                          (129,206)        248,304       59,605        (3,352)       (416,856)       489,951
                                          ------------   -------------  -----------   -----------   -------------  -------------

 INCREASE IN NET ASSETS
 FROM CAPITAL TRANSACTIONS
 Deposits                                    1,636,964       2,656,494      309,279       460,332       1,396,657      1,770,991
 Benefit payments                             (340,892)              -         (109)            -            (293)             -
 Payments on termination                      (180,647)       (417,067)      (9,839)      (51,408)       (180,266)       (38,273)
 Transfers among the sub-accounts
     and with the Fixed Account - net          161,036         124,378      206,595       (57,097)        212,594        190,104
                                          ------------   -------------  -----------   -----------   -------------  -------------

 Increase in net assets
     from capital transactions               1,276,461       2,363,805      505,926       351,827       1,428,692      1,922,822
                                          ------------   -------------  -----------   -----------   -------------  -------------

 INCREASE IN NET ASSETS                      1,147,255       2,612,109      565,531       348,475       1,011,836      2,412,773

 NET ASSETS AT BEGINNING OF PERIOD           2,631,745          19,636      356,532         8,057       2,420,829          8,056
                                          ------------   -------------  -----------   -----------   -------------  -------------

 NET ASSETS AT END OF PERIOD              $  3,779,000   $   2,631,745  $   922,063   $   356,532   $   3,432,665  $   2,420,829
                                          ============   =============  ===========   ===========   =============  =============





     See notes to financial statements.

GLENBROOK LIFE SCUDDER VARIABLE ACCOUNT (A)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------------

                                                     Scudder Variable Life Investment Fund Sub-Accounts
                                         ----------------------------------------------------------------------------------

                                              Global Discovery           Growth and Income             International
                                         ------------------------   ---------------------------  --------------------------

                                              2000        1999          2000           1999         2000          1999
                                         ------------   ---------   ------------   ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)              $    58,262   $    (376) $      38,117    $    29,012   $   213,046   $    28,758
Net realized gains (losses)                   (32,407)     77,788        (35,153)       (29,565)     (160,425)      210,870
Change in unrealized gains (losses)          (144,370)    109,919        (48,870)       (13,239)     (162,896)      142,080
                                          -----------  ----------  -------------    -----------   -----------   -----------

 Increase (decrease) in net assets
     from operations                         (118,515)    187,331        (45,906)       (13,792)     (110,275)      381,708
                                          -----------  ----------  -------------    -----------   -----------   -----------

 INCREASE IN NET ASSETS
 FROM CAPITAL TRANSACTIONS
 Deposits                                   1,175,162     374,041        803,387      1,596,440       703,481       661,899
 Benefit payments                              (3,035)          -              -              -             -             -
 Payments on termination                      (95,359)    (32,240)       (95,335)      (337,476)      (84,218)      (22,583)
 Transfers among the sub-accounts
     and with the Fixed Account - net         293,080       7,594       (228,845)       133,208      (159,309)      253,641
                                          -----------  ----------  -------------    -----------   -----------   -----------

 Increase in net assets
     from capital transactions              1,369,848     349,395        479,207      1,392,172       459,954       892,957
                                          -----------  ----------  -------------    -----------   -----------   -----------

 INCREASE IN NET ASSETS                     1,251,333     536,726        433,301      1,378,380       349,679     1,274,665

 NET ASSETS AT BEGINNING OF PERIOD            536,726           -      1,386,444          8,064     1,274,665             -
                                          ------------  ---------  -------------    -----------   -----------   -----------

 NET ASSETS AT END OF PERIOD              $ 1,788,059   $ 536,726  $   1,819,745    $ 1,386,444   $ 1,624,344   $ 1,274,665
                                          ===========  ==========  =============    ===========   ===========   ===========




     See notes to financial statements.

GLENBROOK LIFE SCUDDER VARIABLE ACCOUNT (A)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                             Scudder Variable Life Investment Fund Sub-Accounts
                                          ----------------------------------------------------------------------------------------

                                              Large Company Growth                Money Market           21st Century Growth (a)
                                          ---------------------------   -----------------------------   --------------------------

                                                2000        1999 (b)         2000            1999            2000       1999 (b)
                                          -------------   -----------   -------------   -------------   -------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)               $     4,000     $    (529)    $   129,023     $    25,016     $     3,206    $    (373)
Net realized gains (losses)                     13,242         2,146               -               -         (49,193)      15,043
Change in unrealized gains (losses)           (282,513)       50,797               -               -        (344,928)      50,968
                                           -----------     ---------     -----------     -----------     -----------    ---------

Increase (decrease) in net assets
    from operations                           (265,271)       52,414         129,023          25,016        (390,915)      65,638
                                           -----------     ---------     -----------     -----------     -----------    ---------

INCREASE IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                       767,731       265,375       2,798,750       1,600,718         871,398       83,760
Benefit payments                                     -             -         (91,619)              -          (2,247)           -
Payments on termination                       (147,923)            -        (591,307)       (156,768)        (70,121)           -
Transfers among the sub-accounts
    and with the Fixed Account - net           511,859        88,916         569,665        (411,130)        838,582      107,714
                                           -----------     ---------     -----------     -----------     -----------    ---------

Increase in net assets
    from capital transactions                1,131,667       354,291       2,685,489       1,032,820       1,637,612      191,474
                                           -----------     ---------     -----------     -----------     -----------    ---------

INCREASE IN NET ASSETS                         866,396       406,705       2,814,512       1,057,836       1,246,697      257,112

NET ASSETS AT BEGINNING OF PERIOD              406,705             -       1,089,058          31,222         257,112            -
                                           -----------     ---------     -----------     -----------     -----------    ---------

NET ASSETS AT END OF PERIOD                $ 1,273,101     $ 406,705     $ 3,903,570     $ 1,089,058     $ 1,503,809    $ 257,112
                                           ===========     =========     ===========     ===========     ===========    =========


(b) For the Period Beginning May 3, 1999 and Ended December 31, 1999


See notes to financial statements.

GLENBROOK LIFE SCUDDER VARIABLE ACCOUNT (A)

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.    ORGANIZATION

      Glenbrook Life Scudder Variable Account (A) (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Glenbrook Life and Annuity Company ("Glenbrook Life"). The assets of the Account are legally segregated from those of Glenbrook Life. Glenbrook Life is wholly owned by Allstate Life Insurance Company, a wholly owned subsidiary of Allstate Insurance Company, which is wholly owned by The Allstate Corporation.

      Glenbrook Life issues the Scudder Horizon Advantage variable annuity contract, the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account. Absent any contract provisions wherein Glenbrook Life contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts invest in the following underlying mutual fund portfolios of the Scudder Variable Life Investment Fund (collectively the "Funds"):

              Balanced                                   International
              Bond                                       Large Company Growth
              Capital Growth                             Money Market
              Global Discovery                           21st Century Growth
              Growth and Income

      Glenbrook Life provides insurance and administrative services to the contractholders for a fee. Glenbrook Life also maintains a fixed account ("Fixed Account"), to which contractholders may direct their deposits and receive a fixed rate of return. Glenbrook Life has sole discretion to invest the assets of the Fixed Account, subject to applicable law.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      VALUATION OF INVESTMENTS - Investments consist of shares of the Funds and are stated at fair value based on quoted market prices.

      INVESTMENT INCOME - Investment income consists of dividends declared by the Funds and is recognized on the ex-dividend date.

      REALIZED GAINS AND LOSSES - Realized gains and losses represent the difference between the proceeds from sales of shares of the Funds by the Account and the cost of such shares, which is determined on a weighted average basis. Transactions are recorded on a trade date basis.

      FEDERAL INCOME TAXES - The Account intends to qualify as a segregated asset account as defined in the Internal Revenue Code ("Code"). As such, the operations of the Account are included in the tax return of Glenbrook Life. Glenbrook Life is taxed as a life insurance company under the Code. No federal income taxes are allocable to the Account as the Account did not generate taxable income.

--------------------------------------------------------------------------------

 2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

 3.   EXPENSES

      MORTALITY AND EXPENSE RISK CHARGE - Glenbrook Life assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a rate equal to .40% per annum of the daily net assets of the Account. The mortality and expense risk charge covers insurance benefits available with the contract and certain expenses of the contract. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the contract. Glenbrook Life guarantees that the amount of these charges will not increase over the life of the contract. At the contractholder's discretion, additional options, primarily death benefits, may be purchased for an additional charge.

      ADMINISTRATIVE EXPENSE CHARGE - Glenbrook Life deducts administrative expense charges daily at a rate equal to .30% per annum of the daily net assets of the Account.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------------

4.  UNITS ISSUED AND REDEEMED

    (Units in whole amounts)
                                                                                         Scudder Horizon Advantage
                                                                              ------------------------------------------------

                                                                                           Unit activity during 2000:
                                                                                   --------------------------------------

                                                                                 Units Outstanding       Units         Units
                                                                                 December 31, 1999      Issued       Redeemed
                                                                              ---------------------  -----------  ------------
Investments in the Scudder Variable Life Investment Fund Sub-Accounts:
          Balanced                                                                   176,670             260,016      (190,710)
          Bond                                                                        33,053             114,189       (65,906)
          Capital Growth                                                             116,096             283,081      (215,326)
          Global Discovery                                                            22,009             371,864      (323,822)
          Growth and Income                                                           96,973             342,575      (293,209)
          International                                                               61,817           2,575,675    (2,543,652)
          Large Company Growth                                                        23,676             121,829       (61,298)
          Money Market                                                                89,890           4,094,927    (3,865,379)
          21st Century Growth (a)                                                      9,838             171,659      (107,876)


                                                                                      Scudder Horizon Advantage
                                                                             --------------------------------------

                                                                                                       Accumulated
                                                                               Units Outstanding       Unit Value
                                                                               December 31, 2000   December 31, 2000
                                                                             -------------------  ------------------
Investments in the Scudder Variable Life Investment Fund Sub-Accounts:
          Balanced                                                                       245,976        $      11.83
          Bond                                                                            81,336               10.79
          Capital Growth                                                                 183,851               12.87
          Global Discovery                                                                70,051               16.82
          Growth and Income                                                              146,339               10.29
          International                                                                   93,840               12.38
          Large Company Growth                                                            84,207               11.07
          Money Market                                                                   319,438               11.04
          21st Century Growth (a)                                                         73,621               13.52



(a) Prior to May 1, 2000, the 21st Century Growth Sub-Account was named the Small Company Growth Sub-Account.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------------

4.  UNITS ISSUED AND REDEEMED (CONTINUED)

    (Units in whole amounts)
                                                                         Scudder Horizon Advantage with Enhanced Death Benefit
                                                                      ---------------------------------------------------------


                                                                                            Unit activity during 2000:
                                                                                       ------------------------------------

                                                                      Units Outstanding           Units              Units
                                                                      December 31, 1999          Issued            Redeemed
                                                                      -----------------        ---------          ----------
Investments in the Scudder Variable Life Investment Fund Sub-Accounts:
          Balanced                                                               39,727           57,746            (23,985)
          Bond                                                                    3,220            8,142             (7,250)
          Capital Growth                                                         52,287           39,396             (8,588)
          Global Discovery                                                        8,007           35,128             (6,823)
          Growth and Income                                                      34,057           20,112            (23,590)
          International                                                          18,247           24,036             (4,853)
          Large Company Growth                                                    6,372           26,241             (1,763)
          Money Market                                                           14,201           54,575            (34,520)
          21st Century Growth (a)                                                 4,785           42,619             (9,719)


                                                                         Scudder Horizon Advantage with Enhanced Death Benefit
                                                                       --------------------------------------------------------

                                                                                                      Accumulated
                                                                        Units Outstanding               Unit Value
                                                                        December 31, 2000        December 31, 2000
                                                                        -----------------        -----------------
Investments in the Scudder Variable Life Investment Fund Sub-Accounts:
          Balanced                                                            73,488                  $   11.81
          Bond                                                                 4,112                      10.77
          Capital Growth                                                      83,095                      12.84
          Global Discovery                                                    36,312                      16.79
          Growth and Income                                                   30,579                      10.27
          International                                                       37,430                      12.36
          Large Company Growth                                                30,850                      11.05
          Money Market                                                        34,256                      11.02
          21st Century Growth (a)                                             37,685                      13.50




(a) Prior to May 1, 2000, the 21st Century Growth Sub-Account was named the Small Company Growth Sub-Account.

                                     PART C
                                OTHER INFORMATION

ITEM 24.   FINANCIAL STATEMENTS AND EXHIBITS.

(a) Financial Statements

     All  required  financial   statements  are  included  in  Part  B  of  this
     Registration Statement.

(b) Exhibits

(1) Form of Resolution of the Board of Directors of Glenbrook Life and Annuity Company authorizing establishment of the Glenbrook Life Scudder Variable Account (A). 1/

(2)  Not Applicable.

(3)  Form of Underwriting Agreement. 1/

(4)(a)Glenbrook Life and Annuity Company Flexible Premium Deferred Variable Annuity Contract.1/

(b)Amendment to Glenbrook Life and Annuity Company Flexible Premium Deferred Variable Annuity Contract.7/

(5) Glenbrook Life and Annuity Company Flexible Premium Deferred Variable Annuity Contract Application.1/

(6)(a)(i) Articles of Incorporation of Glenbrook Life and Annuity Company.2/
      (ii) Amended and Restated Articles of Incorporation and Articles of Redomestication of Glenbrook Life and Annuity Company.4/

   (b)(i) By-laws of Glenbrook Life and Annuity Company.2/
     (ii) Amended and Restated Bylaws of Glenbrook Life and Annuity Company.4/

(7) Form of Reinsurance Agreement between Glenbrook Life and Annuity Company and Allstate Life Insurance Company.3/

(8) (a) Participation Agreement between Scudder Variable Life Investment Fund and Glenbrook Life and Annuity Company.5/

     (b) Form of Participation Agreement Amendment between Scudder Variable Life Investment Fund and Glenbrook Life and Annuity Company. 8/

(9) (a) Opinion and Consent of Michael J. Velotta, Vice President, Secretary and General Counsel of Glenbrook Life and Annuity Company. 1/
    (b) Opinion and Consent of Michael J. Velotta, Vice President, Secretary and General Counsel of Glenbrook Life and Annuity Company. 5/
    (c) Opinion and Consent of Michael J. Velotta, Vice President, Secretary and General Counsel of Glenbrook Life and Annuity Company. 7/
    (d) Opinion and Consent of Michael J. Velotta, Vice President, Secretary and General Counsel of Glenbrook Life and Annuity Company. 8/

(10)(a) Independent Auditors' Consent.8/
    (b) Consent of Foley & Lardner. 8/

(11) Not Applicable.

(12) Not Applicable.

(13) (a) Computation of Performance Quotations. 1/
     (b) Computation of Performance Quotations. 6/
     (c) Computation of Performance Quotations. 8/


(14) Not Applicable.

(15) (a) Powers of Attorney for Thomas J. Wilson II, Michael J. Velotta,  Samuel
     H. Pilch, Margaret G. Dyer, Marla G. Friedman, John C. Lounds, and J. Kevin McCarthy 7/

     (b) Power of Attorney for Steven C. Verney. 8/

1/ Previously filed in Registrant's initial filing of this Form N-4 Registration Statement filed with the SEC via EDGARLINK on July 31, 1998 (File No.333-60337).

2/ Incorporated herein by reference to Depositor's Form S-1 Registration Statement filed with the SEC via EDGARLINK on June 28, 1996 (File No. 333-07275).

3/ Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement filed with the SEC via EDGARLINK on November 22, 1995 (File No. 033-62203).

4/ Previously filed in Registrant's Post-Effective Amendment No. 1 to Form N-4 Registration Statement filed with the SEC via EDGARLINK on February 25, 1999 (File No. 333-60337).

5/ Previously filed in Registrant's Post-Effective Amendment No. 2 to Form N-4 Registration Statement filed with the SEC via EDGARLINK on April 28, 1999 (File No. 333-60337).

6/ Previously filed in Registrant's Post-Effective Amendment No. 3 to Form N-4 Registration Statement filed with the SEC via EDGARLINK on May 2, 2000 (File No. 333-60337).



7/ Previously filed in Registrant's Post-Effective Amendment No. 4 to Form N-4 Registration Statement filed with the SEC via EDGARLINK on October 2, 2000 (File No. 333-60337).

8/ Filed herewith.



25. DIRECTORS AND OFFICERS OF THE DEPOSITOR, GLENBROOK LIFE AND ANNUITY COMPANY

NAME AND PRINCIPAL                  POSITION AND OFFICE WITH
BUSINESS ADDRESS                     DEPOSITOR OF THE ACCOUNT



Thomas J. Wilson, II                Director, President and Chief Operating Officer
                                    (Principal Executive Officer)
Michael J. Velotta                  Director, Vice President, Secretary
                                    and General Counsel
Marla G. Friedman                   Director and Vice President
Margaret G. Dyer                    Director
John C. Lounds                      Director
J. Kevin McCarthy                   Director
Steven C. Verney                    Director and Vice President (Principal Financial
                                    Officer)
John R. Hunter                      Vice President
Kevin R. Slawin                     Vice President
Karen C. Gardner                    Vice President
Sarah R. Donahue                    Assistant Vice President
Timothy N. Vander Pas               Assistant Vice President

Samuel H. Pilch                     Vice President and Controller (Principal
                                    Accounting Officer)
Casey J. Sylla                      Chief Investment Officer
James P. Zils                       Treasurer
Barry S. Paul                       Assistant Vice President and Assistant Treasurer
Joanne M. Derrig                    Assistant Secretary, Assistant General Counsel
                                    and Chief Compliance Officer
Paul N. Kierig                      Assistant Secretary
Mary J. McGinn                      Assistant Secretary
Susan L. Lees                       Assistant Secretary
Carol S. Watson                     Assistant Secretary
Errol Cramer                        Corporate Actuary
Patricia W. Wilson                  Assistant Treasurer



The principal business address of Ms. Watson is 2940 South 84th Street, Lincoln, Nebraska 68506. The principal address of the other foregoing officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.

26.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

Incorporated herein by reference to the Form 10-K Report, Commission File #1-11840, The Allstate Corporation (March 26, 2001).

27.  NUMBER OF CONTRACT OWNERS

As of January 31, 2001, there were 21 qualified and 476 non-qualified contracts in force.

28.  INDEMNIFICATION

The by-laws of both Glenbrook Life and Annuity Company (Depositor) and ALFS, Inc. (Principal Underwriter), provide for the indemnification of its directors, officers and controlling persons, against expenses, judgments, fines and amounts paid in settlement as incurred by such person, if such person acted properly. No indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of a duty to the Company, unless a court determines such person is entitled to such indemnity.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit, or proceeding) is asserted such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

29.  RELATIONSHIP OF PRINCIPAL UNDERWRITER TO OTHER INVESTMENT COMPANIES

(a)The Registrant's principal underwriter, ALFS, Inc., acts as principal underwriter for each of the following entities:

          Allstate Financial Advisors Separate Account I
          Allstate Life Insurance Separate Account A
          Allstate Life of New York  Separate Account A
          Glenbrook Life and Annuity Company Separate Account A
          Glenbrook Life and Annuity Company Variable Annuity Account Glenbrook Life and Annuity Variable Account
          Glenbrook Life Discover Variable Account A
          Glenbrook  Life Variable Life Separate  Account A
          Glenbrook Life Multi-Manager Variable Account
          Glenbrook Life Scudder Variable Account A
          Glenbrook Life AIM Variable Separate Account A
          Lincoln Benefit Life Variable Annuity Account
          Lincoln Benefit Life Variable Account
          Charter National Variable Annuity Account
          Charter National Variable Account
          Intramerica Variable Annuity Account

(b) Following are the names, business addresses, positions, and offices, of each director, officer, or partner of the principal underwriter:



Name and Principal Business                 Positions and Offices of Each
Address of Each such Person                 Such Person with Underwriter

John R. Hunter                              Director, President and Chief Executive
  Officer
Kevin R. Slawin                             Director
Michael J. Velotta                          Director and Secretary
Thomas J. Wilson, II                        Director
Janet M. Albers                             Vice President, Controller and Treasurer
Brent H. Hamann                             Vice President
Andrea J. Schur                             Vice President
James P. Zils                               Assistant Treasurer
Lisa A. Burnell                             Assistant Vice President and Compliance
  Officer
Joanne M. Derrig                            Assistant Secretary and Assistant
                                                       General Counsel
Carol S. Watson                             Assistant Secretary
Susan L. Lees                                          Assistant Secretary
Barry S. Paul                               Assistant Treasurer



The principal business address of Ms. Watson is 2940 South 84th Street, Lincoln, Nebraska 68506. The principal address of the other foregoing officers and directors of ALFS, Inc. is 3100 Sanders Road, Northbrook, Illinois 60062.


(c)     Underwriter Compensation during fiscal year ended December 31, 2000:





            (1)                  (2)                            (3)                       (4)              5)
NAME OF PRINCIPAL           NET UNDERWRITING                COMPENSATION ON             BROKERAGE
UNDERWRITER           DISCOUNTS  AND COMMISSIONS                REDEMPTION            COMMISSION       COMPENSATION


  ALFS, Inc.                   ---                               None                     None              None




30.         LOCATION OF ACCOUNTS AND RECORDS

The Depositor, Glenbrook Life and Annuity Company, is located at 3100 Sanders Road, Northbrook, Illinois 60062.

The Principal Underwriter, ALFS, Inc., is located at 3100 Sanders Road, Northbrook, Illinois 60062.

Each company maintains physical possession of each account, book, or other document required to be maintained by Section 31(a) of the 1940 Act and the Rules under it.

31.        MANAGEMENT SERVICES

None.


32.        UNDERTAKINGS

The Registrant promises to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted. Registrant furthermore agrees to include either as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information or a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information. Finally, the Registrant agrees to deliver any Statement of Additional Information and any Financial Statements required to be made available under this Form N-4 promptly upon written or oral request.

Representations Pursuant to Section 403(b) of the Internal Revenue Code

The Depositor, Glenbrook Life and Annuity Company ("Glenbrook Life"), represents that it is relying upon a November 28, 1988 Securities and Exchange Commission no-action letter issued to the American Council of Life Insurance ("ACLI") and that the provisions of paragraphs 1-4 of the no-action letter have been complied with.

Representations Regarding Contract Expense

The Depositor, Glenbrook Life and Annuity Company, represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Glenbrook Life and Annuity Company under the Contracts. Glenbrook Life and Annuity Company bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need for Glenbrook Life and annuity Company to earn a profit; the degree to which the Contracts include innovative features; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all Contracts sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectus(es) contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contracts or prospectus(es), or otherwise.

                                   SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, Glenbrook Life Scudder Variable Account A, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the Township of Northfield, State of Illinois, on the 16th day of April, 2001.

                    GLENBROOK LIFE SCUDDER VARIABLE ACCOUNT A
                                  (REGISTRANT)

                     BY: GLENBROOK LIFE AND ANNUITY COMPANY
                                   (DEPOSITOR)




                                  By:/s/MICHAEL J. VELOTTA
                                  Michael J. Velotta
                                  Vice President, Secretary and General Counsel


As required by the Securities Act of 1933, this amended Registration Statement has been signed below by the following Directors and Officers of Glenbrook Life and Annuity Company on the 16th day of April, 2001.


*/THOMAS J. WILSON, II              President, Chief Operating Officer,
  Thomas J. Wilson, II                and Director (Principal Executive Officer)

/s/MICHAEL J. VELOTTA               Vice President, Secretary,
Michael J. Velotta                     General Counsel, and Director

*/STEVEN C. VERNEY                  Director and Vice President
Steven C. Verney                    (Principal Financial Officer)


*/SAMUEL H. PILCH                   Vice President and Controller (Principal
Samuel H. Pilch                     Accounting Officer)

*/MARGARET G. DYER                  Director
Margaret G. Dyer

*/MARLA G. FREIDMAN                 Director and Vice President
Marla G. Friedman

*/JOHN C. LOUNDS                    Director
John C. Lounds

*/J. KEVIN MCCARTHY                 Director
J. Kevin McCarthy



*/ By Michael J. Velotta, pursuant to Power of Attorney filed previously or herewith.

                                  EXHIBIT INDEX


Exhibit 8(b)        Form of Participation Agreement
Exhibit 9(d)        Opinion and Consent of Michael J. Velotta
Exhibit 10(a)       Consent of Independent Auditors
Exhibit 10(b)       Consent of Foley & Lardner
Exhibit 13(c)       Computation of Performance Quotations
Exhibit 15(b)       Power of Attorney for Steven C. Verney